BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
522 Funding CLO Ltd.
(a)(b)
Series 2019-4A, Class DR, (LIBOR USD 3
Month + 3.65%), 4.71%, 04/20/30 ... USD 470 $ 451,276
Series 2019-5A, Class AR, (3 Month CME
Term SOFR + 1.33%), 2.18%, 04/15/35 250 240,433
ACRES Commercial Realty Ltd., Series
2021-FL1, Class A, (LIBOR USD 1 Month +
1.20%), 2.72%, 06/15/36
(a)(b)
......... 552 536,820
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(LIBOR USD 3 Month + 1.16%), 2.22%,
07/20/34
(a)(b)
.................... 1,730 1,676,210
AGL CLO 14 Ltd., Series 2021-14A, Class A,
(LIBOR USD 3 Month + 1.15%), 2.25%,
12/02/34
(a)(b)
.................... 1,530 1,476,221
AGL CLO 7 Ltd.
(a)(b)
Series 2020-7A, Class AR, (LIBOR USD 3
Month + 1.20%), 2.24%, 07/15/34 ... 540 521,915
Series 2020-7A, Class DR, (LIBOR USD 3
Month + 3.10%), 4.14%, 07/15/34 ... 250 230,902
AGL Core CLO 15 Ltd., Series 2021-15A, Class
A1, (LIBOR USD 3 Month + 1.15%), 2.21%,
01/20/35
(a)(b)
.................... 250 241,028
AGL Core CLO 2 Ltd., Series 2019-2A, Class
A1, (LIBOR USD 3 Month + 1.39%), 2.45%,
04/20/32
(a)(b)
.................... 1,320 1,297,078
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (LIBOR USD 3 Month + 1.07%),
2.13%, 04/20/33
(a)(b)
............... 920 894,532
AGL Static CLO 18 Ltd., Series 2022-18A,
Class B, (3 Month CME Term SOFR +
2.00%), 3.12%, 04/21/31
(a)(b)
......... 260 250,958
AIG CLO LLC, Series 2018-1A, Class A1R,
(LIBOR USD 3 Month + 1.12%), 2.18%,
04/20/32
(a)(b)
.................... 280 273,539
AIMCO CLO
(a)(b)
Series 2017-AA, Class CR, (LIBOR USD 3
Month + 2.10%), 3.16%, 04/20/34 ... 250 232,838
Series 2018-BA, Class AR, (LIBOR USD 3
Month + 1.10%), 2.14%, 01/15/32 ... 1,290 1,257,813
Ajax Mortgage Loan Trust, Series 2021-C,
Class A, 2.12%, 01/25/61
(b)(c)
......... 8,600 8,038,933
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 2.18%,
10/21/28
(a)(b)
.................... 934 919,740
Allegro CLO IV Ltd., Series 2016-1A, Class
BR2, (LIBOR USD 3 Month + 1.55%),
2.59%, 01/15/30
(a)(b)
............... 250 240,141
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 2.89%, 10/15/29
(a)(b)
1,660 1,618,521
AMMC CLO 22 Ltd., Series 2018-22A, Class
B, (LIBOR USD 3 Month + 1.45%), 2.63%,
04/25/31
(a)(b)
.................... 250 236,908
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1R2, (LIBOR USD 3 Month + 1.05%),
2.23%, 07/24/29
(a)(b)
............... 638 630,587
AMSR Trust, Series 2020-SFR2, Class D,
3.28%, 07/17/37
(b)
................ 557 525,986
Anchorage Capital CLO 16 Ltd., Series 2020-
16A, Class A1R, (LIBOR USD 3 Month +
1.20%), 2.24%, 01/19/35
(a)(b)
......... 250 240,119
Anchorage Capital CLO 17 Ltd., Series 2021-
17A, Class A1, (LIBOR USD 3 Month +
1.17%), 2.21%, 07/15/34
(a)(b)
......... 2,495 2,407,630
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 3-R Ltd., Series
2014-3RA, Class B, (LIBOR USD 3 Month +
1.50%), 2.74%, 01/28/31
(a)(b)
......... USD 1,040 $ 996,926
Anchorage Capital CLO 4-R Ltd.
(a)(b)
Series 2014-4RA, Class A, (LIBOR USD 3
Month + 1.05%), 2.29%, 01/28/31 ... 920 905,955
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 3.09%, 01/28/31 ... 360 342,053
Anchorage Capital CLO 5-R Ltd.
(a)(b)
Series 2014-5RA, Class B, (LIBOR USD 3
Month + 1.45%), 2.49%, 01/15/30 ... 420 408,153
Series 2014-5RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.89%, 01/15/30 ... 250 241,759
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class ARR, (LIBOR USD 3 Month + 1.05%),
2.09%, 07/15/30
(a)(b)
............... 1,220 1,199,983
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR2, (LIBOR USD 3
Month + 1.09%), 2.33%, 01/28/31 ... 930 915,713
Series 2015-7A, Class BR2, (LIBOR USD 3
Month + 1.75%), 2.99%, 01/28/31 ... 1,640 1,577,457
Series 2015-7A, Class D1R2, (LIBOR USD
3 Month + 3.50%), 4.74%, 01/28/31 .. 250 235,891
Anchorage Capital CLO 8 Ltd.
(a)(b)
Series 2016-8A, Class AR2A, (LIBOR USD
3 Month + 1.20%), 2.42%, 10/27/34 .. 570 548,089
Series 2016-8A, Class BR2, (LIBOR USD 3
Month + 1.80%), 3.02%, 10/27/34 ... 650 624,804
Anchorage Capital CLO Ltd.
(a)(b)
Series 2013-1A, Class A1R, (LIBOR USD 3
Month + 1.25%), 2.27%, 10/13/30 ... 670 662,009
Series 2018-1RA, Class A1, (LIBOR USD 3
Month + 0.99%), 2.01%, 04/13/31 ... 2,240 2,191,629
Anchorage Capital Europe CLO 2 DAC, Series
2A, Class B1R, (EURIBOR 3 Month +
1.60%), 1.60%, 04/15/34
(a)(b)
......... EUR 272 264,170
Antares CLO Ltd., Series 2021-1A, Class A1,
(LIBOR USD 3 Month + 1.53%), 2.71%,
07/25/33
(a)(b)
.................... USD 2,420 2,383,667
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 2.12%,
04/15/31
(a)(b)
.................... 4,916 4,822,046
Apidos CLO XV, Series 2013-15A, Class A1RR,
(LIBOR USD 3 Month + 1.01%), 2.07%,
04/20/31
(a)(b)
.................... 500 489,745
Apidos CLO XVIII, Series 2018-18A, Class A1,
(LIBOR USD 3 Month + 1.14%), 2.28%,
10/22/30
(a)(b)
.................... 350 343,203
Apidos CLO XX, Series 2015-20A, Class A1RA,
(LIBOR USD 3 Month + 1.10%), 2.14%,
07/16/31
(a)(b)
.................... 250 244,881
Apidos CLO XXII
(a)(b)
Series 2015-22A, Class A2R, (LIBOR USD 3
Month + 1.50%), 2.56%, 04/20/31 ... 250 237,234
Series 2015-22A, Class CR, (LIBOR USD 3
Month + 2.95%), 4.01%, 04/20/31 ... 250 231,597
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
................ 117 108,390
Arbor Realty Commercial Real Estate Notes
Ltd.
(a)(b)
Series 2022-FL1, Class A, (SOFR30A +
1.45%), 2.23%, 01/15/37 ......... 10,000 9,718,750
Series 2022-FL2, Class A, (TSFR1M +
1.85%), 3.13%, 05/15/37 ......... 1,350 1,323,080

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares European CLO XII DAC, Series 12A,
Class B1R, (EURIBOR 3 Month + 1.70%),
1.70%, 04/20/32
(a)(b)
............... EUR 297 $ 291,879
Ares LII CLO Ltd., Series 2019-52A, Class
A1R, (LIBOR USD 3 Month + 1.05%),
2.19%, 04/22/31
(a)(b)
............... USD 1,770 1,722,313
Ares LIX CLO Ltd., Series 2021-59A, Class
A, (LIBOR USD 3 Month + 1.03%), 2.21%,
04/25/34
(a)(b)
.................... 250 237,865
Ares LVI CLO Ltd., Series 2020-56A, Class
AR, (LIBOR USD 3 Month + 1.16%), 2.34%,
10/25/34
(a)(b)
.................... 410 396,369
Ares XLVIII CLO Ltd., Series 2018-48A, Class
B, (LIBOR USD 3 Month + 1.58%), 2.64%,
07/20/30
(a)(b)
.................... 250 237,167
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
2.21%, 10/15/30
(a)(b)
............... 310 305,680
Armada Euro CLO III DAC, Series 3A, Class
DR, (EURIBOR 3 Month + 3.30%), 3.30%,
07/15/31
(a)(b)
.................... EUR 287 279,268
Assurant CLO I Ltd., Series 2017-1A, Class
CR, (LIBOR USD 3 Month + 2.15%), 3.21%,
10/20/34
(a)(b)
.................... USD 330 306,592
Assurant CLO Ltd., Series 2018-2A, Class A,
(LIBOR USD 3 Month + 1.04%), 2.10%,
04/20/31
(a)(b)
.................... 250 244,881
Atrium IX, Series 9A, Class AR2, (LIBOR USD
3 Month + 0.99%), 2.59%, 05/28/30
(a)(b)
.. 990 972,210
Atrium XII, Series 12A, Class AR, (LIBOR USD
3 Month + 0.83%), 1.97%, 04/22/27
(a)(b)
.. 322 317,620
Atrium XIII, Series 13A, Class C, (LIBOR USD
3 Month + 1.80%), 2.98%, 11/21/30
(a)(b)
.. 250 237,055
Avoca CLO XVIII DAC, Series 18X, Class
C, (EURIBOR 3 Month + 1.75%), 1.75%,
04/15/31
(a)(d)
.................... EUR 100 96,629
Avoca CLO XXII DAC, Series 22X, Class
B1, (EURIBOR 3 Month + 1.30%), 1.30%,
04/15/35
(a)(d)
.................... 200 191,952
Babson CLO Ltd., Series 2015-IA, Class BR,
(LIBOR USD 3 Month + 1.40%), 2.46%,
01/20/31
(a)(b)
.................... USD 250 237,107
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (LIBOR USD 3
Month + 1.50%), 2.56%, 07/20/30 ... 250 237,098
Series 2018-2A, Class A1, (LIBOR USD 3
Month + 1.08%), 2.12%, 07/19/31 ... 330 322,834
Series 2018-2A, Class B, (LIBOR USD 3
Month + 1.60%), 2.64%, 07/19/31 ... 250 238,504
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.10%), 4.28%, 07/24/34 ... 250 230,740
Bardot CLO Ltd., Series 2019-2A, Class DR,
(LIBOR USD 3 Month + 3.00%), 4.14%,
10/22/32
(a)(b)
.................... 250 233,045
Barings CLO Ltd.
(a)(b)
Series 2018-3A, Class A1, (LIBOR USD 3
Month + 0.95%), 2.01%, 07/20/29 ... 197 194,890
Series 2019-3A, Class A1R, (LIBOR USD 3
Month + 1.07%), 2.13%, 04/20/31 ... 250 243,680
Battalion CLO 18 Ltd., Series 2020-18A, Class
BR, (LIBOR USD 3 Month + 1.75%), 2.79%,
10/15/36
(a)(b)
.................... 375 348,988
Battalion CLO VIII Ltd.
(a)(b)
Series 2015-8A, Class A1R2, (LIBOR USD 3
Month + 1.07%), 2.11%, 07/18/30 ... 1,332 1,310,819
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-8A, Class A2R2, (LIBOR USD 3
Month + 1.55%), 2.59%, 07/18/30 ... USD 666 $ 631,307
Battalion CLO X Ltd.
(a)(b)
Series 2016-10A, Class A1R2, (LIBOR USD
3 Month + 1.17%), 2.35%, 01/25/35 .. 5,370 5,194,025
Series 2016-10A, Class A2R2, (LIBOR USD
3 Month + 1.55%), 2.73%, 01/25/35 .. 630 579,366
Battalion CLO XI Ltd., Series 2017-11A, Class
BR, (LIBOR USD 3 Month + 1.72%), 2.90%,
04/24/34
(a)(b)
.................... 250 236,171
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (LIBOR USD 3 Month + 1.18%), 2.22%,
07/15/34
(a)(b)
.................... 1,000 957,736
BDS LLC, Series 2022-FL11, Class ATS,
(TSFR1M + 1.80%), 3.31%, 03/19/39
(a)(b)
. 2,144 2,122,280
BDS Ltd., Series 2021-FL7, Class A, (LIBOR
USD 1 Month + 1.07%), 2.68%, 06/16/36
(a)(b)
9,610 9,225,600
Benefit Street Partners CLO II Ltd., Series
2013-IIA, Class A2R2, (LIBOR USD 3 Month
+ 1.45%), 2.49%, 07/15/29
(a)(b)
........ 1,250 1,214,283
Benefit Street Partners CLO III Ltd., Series
2013-IIIA, Class A2R2, (LIBOR USD 3
Month + 1.65%), 2.71%, 07/20/29
(a)(b)
... 400 389,752
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (LIBOR USD 3 Month
+ 1.09%), 2.15%, 04/20/31
(a)(b)
........ 960 939,436
Benefit Street Partners CLO XII Ltd., Series
2017-12A, Class B, (LIBOR USD 3 Month +
2.00%), 3.04%, 10/15/30
(a)(b)
......... 310 294,745
BHG Securitization Trust, Series 2022-A, Class
C, 3.08%, 02/20/35
(b)
.............. 1,200 1,069,892
Birch Grove CLO 2 Ltd., Series 2021-2A, Class
A1, (LIBOR USD 3 Month + 1.26%), 2.30%,
10/19/34
(a)(b)
.................... 250 241,205
Birch Grove CLO Ltd.
(a)(b)
Series 19A, Class CR, (LIBOR USD 3
Month + 2.20%), 4.03%, 06/15/31 ... 250 239,092
Series 19A, Class DR, (LIBOR USD 3
Month + 3.35%), 5.18%, 06/15/31 ... 250 236,062
BlueMountain CLO Ltd.
(a)(b)
Series 2013-2A, Class A1R, (LIBOR USD 3
Month + 1.18%), 2.32%, 10/22/30 ... 1,735 1,714,490
Series 2015-3A, Class A1R, (LIBOR USD 3
Month + 1.00%), 2.06%, 04/20/31 ... 250 244,442
Series 2016-2A, Class BR2, (LIBOR USD 3
Month + 2.25%), 3.73%, 08/20/32 ... 300 283,338
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class B, (LIBOR USD 3 Month + 1.50%),
2.54%, 07/15/31
(a)(b)
............... 870 825,054
BlueMountain CLO XXIII Ltd., Series 2018-23A,
Class B, (LIBOR USD 3 Month + 1.70%),
2.76%, 10/20/31
(a)(b)
............... 250 238,326
BlueMountain CLO XXIX Ltd., Series 2020-
29A, Class BR, (LIBOR USD 3 Month +
1.75%), 2.93%, 07/25/34
(a)(b)
......... 250 234,632
BlueMountain CLO XXVIII Ltd., Series 2021-
28A, Class A, (LIBOR USD 3 Month +
1.26%), 2.30%, 04/15/34
(a)(b)
......... 130 126,228
BlueMountain Euro CLO DAC, Series 2021-2A,
Class B1, (EURIBOR 3 Month + 1.75%),
1.75%, 10/15/35
(a)(b)
............... EUR 660 633,123
BlueMountain Fuji EUR CLO V DAC, Series
5X, Class C, (EURIBOR 3 Month + 2.45%),
2.45%, 01/15/33
(a)(d)
............... 340 328,046

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BPCRE Ltd., Series 2022-FL2, Class A,
(TSFR1M + 2.40%), 3.91%, 01/18/37
(a)(b)
. USD 829 $ 816,387
Bridge Street CLO II Ltd., Series 2021-1A,
Class A1A, (LIBOR USD 3 Month + 1.23%),
2.29%, 07/20/34
(a)(b)
............... 250 241,971
Bristol Park CLO Ltd., Series 2016-1A, Class
BR, (LIBOR USD 3 Month + 1.45%), 2.49%,
04/15/29
(a)(b)
.................... 250 238,604
BSPRT Issuer Ltd., Series 2022-FL8, Class A,
(SOFR30A + 1.50%), 2.28%, 02/15/37
(a)(b)
9,260 9,003,440
Canyon Capital CLO Ltd., Series 2019-1A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
2.14%, 04/15/32
(a)(b)
............... 610 596,176
Canyon CLO Ltd., Series 2020-3A, Class B,
(LIBOR USD 3 Month + 1.70%), 2.74%,
01/15/34
(a)(b)
.................... 350 329,665
Carlyle CLO Ltd., Series C17A, Class A1AR,
(LIBOR USD 3 Month + 1.03%), 2.32%,
04/30/31
(a)(b)
.................... 1,860 1,824,758
Carlyle Euro CLO DAC, Series 2021-2A, Class
C, (EURIBOR 3 Month + 3.30%), 3.30%,
10/15/35
(a)(b)
.................... EUR 280 262,257
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 0.97%), 2.01%, 04/17/31
(a)(b)
... USD 798 779,640
Carlyle US CLO Ltd.
(a)(b)
Series 2016-4A, Class A2R, (LIBOR USD 3
Month + 1.45%), 2.51%, 10/20/27 ... 250 241,147
Series 2018-1A, Class A2, (LIBOR USD 3
Month + 1.50%), 2.56%, 04/20/31 ... 250 235,976
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.07%), 3.13%, 01/20/31 ... 250 236,824
Series 2021-6A, Class A1, (LIBOR USD 3
Month + 1.16%), 2.20%, 07/15/34 ... 800 775,003
Series 2021-10A, Class A, (LIBOR USD 3
Month + 1.15%), 2.21%, 10/20/34 ... 830 801,793
CarVal CLO II Ltd., Series 2019-1A, Class DR,
(LIBOR USD 3 Month + 3.20%), 4.26%,
04/20/32
(a)(b)
.................... 1,130 1,002,877
CBAM Ltd., Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.25%), 2.31%, 07/20/30
(a)(b)
1,600 1,581,088
Cedar Funding II CLO Ltd.
(a)(b)
Series 2013-1A, Class ARR, (LIBOR USD 3
Month + 1.08%), 2.14%, 04/20/34 ... 710 682,634
Series 2013-1A, Class BRR, (LIBOR USD 3
Month + 1.35%), 2.41%, 04/20/34 ... 680 628,621
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class ARR, (LIBOR USD 3 Month + 1.05%),
2.11%, 04/20/34
(a)(b)
............... 3,930 3,769,557
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (LIBOR USD 3 Month + 1.35%),
2.95%, 05/29/32
(a)(b)
............... 280 268,444
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class BRR, (LIBOR USD 3
Month + 1.60%), 2.82%, 04/27/31 ... 250 240,100
Series 2014-2RA, Class B1, (LIBOR USD 3
Month + 2.80%), 3.98%, 04/24/30 ... 250 235,327
Series 2015-3A, Class BR, (LIBOR USD 3
Month + 1.15%), 2.19%, 04/19/29 ... 330 316,545
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 1.01%), 2.11%, 04/23/29 ... 1,140 1,123,143
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.70%), 2.80%, 04/23/29 ... 340 330,121
Series 2018-1A, Class A, (LIBOR USD 3
Month + 1.00%), 2.04%, 04/18/31 ... 2,380 2,326,332
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-5A, Class A1R1, (LIBOR USD 3
Month + 1.14%), 2.18%, 01/15/35 ... USD 250 $ 239,902
Series 2020-1A, Class A1R, (LIBOR USD 3
Month + 1.15%), 2.19%, 07/15/36 ... 300 290,748
Series 2020-1A, Class BR, (LIBOR USD 3
Month + 1.65%), 2.69%, 07/15/36 ... 740 698,126
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 4.14%, 07/15/36 ... 380 354,926
Series 2020-3A, Class A1R, (LIBOR USD 3
Month + 1.13%), 2.19%, 10/20/34 ... 1,350 1,305,093
Series 2021-4A, Class A, (LIBOR USD 3
Month + 1.05%), 2.09%, 07/15/33 ... 1,450 1,411,575
Series 2021-5A, Class A, (LIBOR USD 3
Month + 1.14%), 2.18%, 07/15/34 ... 330 317,937
Clontarf Park CLO DAC, Series 1X, Class
CE, (EURIBOR 3 Month + 3.05%), 3.05%,
08/05/30
(a)(d)
.................... EUR 390 383,724
Cloud Pass-Through Trust, Series 2019-1A,
Class CLOU, 3.55%, 12/05/22
(a)(b)
...... USD 6 5,990
College Avenue Student Loans LLC
(b)
Series 2021-B, Class B, 2.42%, 06/25/52 250 222,525
Series 2021-B, Class C, 2.72%, 06/25/52 100 88,332
Series 2021-C, Class D, 4.11%, 07/26/55 100 87,438
Crown Point CLO 10 Ltd., Series 2021-10A,
Class A, (LIBOR USD 3 Month + 1.17%),
2.23%, 07/20/34
(a)(b)
............... 2,100 2,016,144
CVC Cordatus Loan Fund IV DAC, Series 4X,
Class BR1, (EURIBOR 3 Month + 1.30%),
1.30%, 02/22/34
(a)(d)
............... EUR 260 250,896
Dartry Park CLO DAC, Series 1A, Class CRR,
(EURIBOR 3 Month + 3.35%), 3.35%,
01/28/34
(a)(b)
.................... 250 235,168
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.18%), 2.24%,
10/20/30
(a)(b)
.................... USD 1,500 1,475,622
Diameter Capital CLO 1 Ltd., Series 2021-1A,
Class A1A, (LIBOR USD 3 Month + 1.24%),
2.28%, 07/15/36
(a)(b)
............... 500 484,159
Diameter Capital CLO 3 Ltd., Series 2022-3A,
Class A1A, (3 Month CME Term SOFR +
1.39%), 1.69%, 04/15/37
(a)(b)
......... 250 241,308
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR2, (LIBOR USD 3 Month + 1.04%),
2.10%, 04/20/34
(a)(b)
............... 1,180 1,128,584
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (LIBOR USD 3 Month + 1.70%),
2.74%, 10/15/30
(a)(b)
............... 630 601,686
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class B, (LIBOR USD 3 Month + 1.65%),
2.69%, 07/15/30
(a)(b)
............... 250 240,423
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (LIBOR USD 3 Month + 1.12%), 2.16%,
01/15/31
(a)(b)
.................... 4,900 4,811,677
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (LIBOR USD 3 Month + 1.60%), 2.64%,
07/18/30
(a)(b)
.................... 250 237,197
Dryden 76 CLO Ltd., Series 2019-76A, Class
A1R, (LIBOR USD 3 Month + 1.15%),
2.21%, 10/20/34
(a)(b)
............... 250 241,311
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (LIBOR USD 3 Month + 1.12%), 2.60%,
05/20/34
(a)(b)
.................... 810 783,395
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (LIBOR USD 3 Month + 1.10%), 2.58%,
05/20/34
(a)(b)
.................... 520 500,467

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (LIBOR USD 3 Month +
0.90%), 1.94%, 04/15/29
(a)(b)
......... USD 303 $ 299,020
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 2.61%, 08/15/30
(a)(b)
......... 1,660 1,637,864
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class AR, (LIBOR USD 3
Month + 1.15%), 2.21%, 04/20/34 ... 1,000 966,881
Series 2019-2A, Class BR, (LIBOR USD 3
Month + 1.65%), 2.71%, 04/20/34 ... 250 236,520
Elmwood CLO V Ltd.
(a)(b)
Series 2020-2A, Class BR, (LIBOR USD 3
Month + 1.65%), 2.71%, 10/20/34 ... 620 584,029
Series 2020-2A, Class CR, (LIBOR USD 3
Month + 2.00%), 3.06%, 10/20/34 ... 541 503,848
Elmwood CLO X Ltd.
(a)(b)
Series 2021-3A, Class A, (LIBOR USD 3
Month + 1.04%), 2.10%, 10/20/34 ... 1,620 1,575,001
Series 2021-3A, Class C, (LIBOR USD 3
Month + 1.95%), 3.01%, 10/20/34 ... 250 234,880
Elmwood CLO XII Ltd., Series 2021-5A, Class
A, (LIBOR USD 3 Month + 1.15%), 2.21%,
01/20/35
(a)(b)
.................... 250 241,514
Fidelity Grand Harbour CLO DAC, Series 2021-
1A, Class D, (EURIBOR 3 Month + 3.60%),
3.60%, 10/15/34
(a)(b)
............... EUR 250 239,472
Flatiron CLO 21 Ltd., Series 2021-1A, Class
A1, (LIBOR USD 3 Month + 1.11%), 2.15%,
07/19/34
(a)(b)
.................... USD 3,150 3,039,570
FS Rialto
(a)(b)
Series 2021-FL2, Class A, (LIBOR USD 1
Month + 1.22%), 2.73%, 05/16/38 ... 1,830 1,790,098
Series 2021-FL3, Class A, (LIBOR USD 1
Month + 1.25%), 2.76%, 11/16/36 ... 3,097 2,957,287
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL4, Class A, (SOFR30A +
1.90%), 2.69%, 01/19/39 ......... 3,787 3,713,260
Series 2022-FL5, Class A, (TSFR1M +
2.30%), 3.20%, 06/19/37 ......... 1,581 1,551,929
Galaxy XV CLO Ltd., Series 2013-15A, Class
ARR, (LIBOR USD 3 Month + 0.97%),
2.01%, 10/15/30
(a)(b)
............... 400 392,611
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
A1, (LIBOR USD 3 Month + 1.10%), 2.14%,
07/15/31
(a)(b)
.................... 280 273,746
Galaxy XXII CLO Ltd., Series 2016-22A, Class
ARR, (LIBOR USD 3 Month + 1.20%),
2.24%, 04/16/34
(a)(b)
............... 910 880,120
Generate CLO 2 Ltd., Series 2015-1A, Class
AR, (LIBOR USD 3 Month + 1.15%), 2.29%,
01/22/31
(a)(b)
.................... 1,250 1,228,912
Generate CLO 3 Ltd.
(a)(b)
Series 2016-1A, Class AR, (LIBOR USD 3
Month + 1.25%), 2.31%, 10/20/29 ... 514 508,319
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.75%), 2.81%, 10/20/29 ... 930 899,304
Generate CLO 4 Ltd., Series 2016-2A, Class
A1R, (LIBOR USD 3 Month + 1.09%),
2.15%, 04/20/32
(a)(b)
............... 1,050 1,031,439
Generate CLO 6 Ltd., Series 6A, Class CR,
(LIBOR USD 3 Month + 2.45%), 3.59%,
01/22/35
(a)(b)
.................... 250 232,160
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Gilbert Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.99%,
10/15/30
(a)(b)
.................... USD 640 $ 609,510
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class B1, (LIBOR USD 3
Month + 1.55%), 2.61%, 04/20/30
(a)(b)
... 250 237,751
GoldenTree Loan Opportunities IX Ltd.
(a)(b)
Series 2014-9A, Class AR2, (LIBOR USD 3
Month + 1.11%), 2.35%, 10/29/29 ... 408 402,933
Series 2014-9A, Class BR2, (LIBOR USD 3
Month + 1.60%), 2.84%, 10/29/29 ... 500 484,182
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class DR, (LIBOR USD 3 Month
+ 3.05%), 4.11%, 07/20/31
(a)(b)
........ 250 231,813
GoldentTree Loan Management US CLO 1 Ltd.,
Series 2021-11A, Class A, (LIBOR USD 3
Month + 1.13%), 2.19%, 10/20/34
(a)(b)
... 1,050 1,014,050
Golub Capital BDC 3 CLO 1 LLC, Series
2021-1A, Class C1, (LIBOR USD 3 Month +
2.80%), 3.84%, 04/15/33
(a)(b)
......... 250 236,675
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class A, (LIBOR USD 3 Month +
1.20%), 2.26%, 07/20/34
(a)(b)
......... 250 242,171
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (LIBOR USD 3 Month
+ 1.18%), 1.42%, 01/25/35
(a)(b)
........ 310 297,424
Great Lakes CLO Ltd., Series 2019-1A, Class
AR, (LIBOR USD 3 Month + 1.56%), 2.60%,
07/15/31
(a)(b)
.................... 970 959,333
Great Lakes CLO V Ltd., Series 2021-5A, Class
A, (LIBOR USD 3 Month + 1.70%), 2.74%,
04/15/33
(a)(b)
.................... 540 535,707
Grippen Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.26%), 2.32%, 01/20/30 ... 251 248,038
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.30%), 4.36%, 01/20/30 ... 250 236,532
GSAA Home Equity Trust, Series 2006-5,
Class 2A1, (LIBOR USD 1 Month + 0.14%),
1.76%, 03/25/36
(a)
................ 465 184,112
Gulf Stream Meridian 1 Ltd., Series 2020-IA,
Class A1, (LIBOR USD 3 Month + 1.37%),
2.41%, 04/15/33
(a)(b)
............... 1,180 1,146,462
Gulf Stream Meridian 3 Ltd., Series 2021-IIIA,
Class A1, (LIBOR USD 3 Month + 1.32%),
2.36%, 04/15/34
(a)(b)
............... 250 241,735
Gulf Stream Meridian 4 Ltd., Series 2021-4A,
Class A1, (LIBOR USD 3 Month + 1.20%),
2.24%, 07/15/34
(a)(b)
............... 2,580 2,501,350
Gulf Stream Meridian 5 Ltd., Series 2021-5A,
Class A2, (LIBOR USD 3 Month + 1.80%),
2.84%, 07/15/34
(a)(b)
............... 280 271,603
Gulf Stream Meridian 7 Ltd., Series 2022-7A,
Class A1, (3 Month CME Term SOFR +
1.36%), 1.66%, 07/15/35
(a)(b)
......... 360 346,585
Henley CLO IV DAC
(a)
Series 4A, Class C, (EURIBOR 3 Month +
2.10%), 2.10%, 04/25/34
(b)
........ EUR 250 236,514
Series 4X, Class B1, (EURIBOR 3 Month +
1.35%), 1.35%, 04/25/34
(d)
........ 130 126,059
Highbridge Loan Management, Series 3A-2014,
Class A1R, (LIBOR USD 3 Month + 1.18%),
2.22%, 07/18/29
(a)(b)
............... USD 680 671,572

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Highbridge Loan Management Ltd., Series
12A-18, Class A1B, (LIBOR USD 3 Month +
1.25%), 2.29%, 07/18/31
(a)(b)
......... USD 250 $ 241,918
HPS Loan Management Ltd.
(a)(b)
Series 10A-16, Class A1RR, (LIBOR USD 3
Month + 1.14%), 2.20%, 04/20/34 ... 1,540 1,492,419
Series 6A-2015, Class A1R, (LIBOR USD 3
Month + 1.00%), 2.36%, 02/05/31 ... 3,009 2,950,827
ICG US CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 1.14%), 2.18%,
10/19/28
(a)(b)
.................... 671 663,723
Jamestown CLO XII Ltd., Series 2019-1A,
Class A2, (LIBOR USD 3 Month + 2.15%),
3.21%, 04/20/32
(a)(b)
............... 360 347,123
KKR CLO 10 Ltd., Series 10, Class BR, (LIBOR
USD 3 Month + 1.70%), 3.53%, 09/15/29
(a)(b)
250 243,505
KREF Ltd., Series 2022-FL3, Class A,
(TSFR1M + 1.45%), 2.96%, 02/17/39
(a)(b)
. 10,000 9,685,054
LCM 29 Ltd., Series 29A, Class AR, (LIBOR
USD 3 Month + 1.07%), 2.11%, 04/15/31
(a)(b)
250 243,985
LCM XIV LP, Series 14A, Class AR, (LIBOR
USD 3 Month + 1.04%), 2.10%, 07/20/31
(a)(b)
250 244,298
LCM XX LP, Series 20A, Class BR, (LIBOR
USD 3 Month + 1.55%), 2.61%, 10/20/27
(a)(b)
250 244,147
LCM XXI LP, Series 21A, Class AR, (LIBOR
USD 3 Month + 0.88%), 1.94%, 04/20/28
(a)(b)
286 283,586
Lendmark Funding Trust
(b)
Series 2021-2A, Class C, 3.09%, 04/20/32 380 307,645
Series 2022-1A, Class A, 5.12%, 07/20/32 1,556 1,563,228
LoanCore Issuer Ltd.
(a)(b)
Series 2018-CRE1, Class A, (LIBOR USD 1
Month + 1.13%), 2.45%, 05/15/28 ... 35 34,677
Series 2021-CRE6, Class A, (LIBOR USD 1
Month + 1.30%), 2.62%, 11/15/38 ... 680 652,800
Series 2022-CRE7, Class A, (SOFR30A +
1.55%), 2.32%, 01/17/37 ......... 3,573 3,466,186
Logan CLO I Ltd., Series 2021-1A, Class A,
(LIBOR USD 3 Month + 1.16%), 2.22%,
07/20/34
(a)(b)
.................... 1,010 977,506
Long Point Park CLO Ltd., Series 2017-1A,
Class A2, (LIBOR USD 3 Month + 1.38%),
2.42%, 01/17/30
(a)(b)
............... 250 237,331
Longfellow Place CLO Ltd., Series 2013-1A,
Class BR3, (LIBOR USD 3 Month + 1.75%),
2.79%, 04/15/29
(a)(b)
............... 250 245,020
Madison Park Euro Funding XIV DAC, Series
14A, Class DR, (EURIBOR 3 Month +
3.60%), 3.60%, 07/15/32
(a)(b)
......... EUR 250 242,187
Madison Park Funding LVII Ltd., Series
2018-1A, Class A1, (LIBOR USD 3 Month +
1.10%), 2.14%, 10/15/31
(a)(b)
......... USD 250 244,144
Madison Park Funding XI Ltd., Series 2013-
11A, Class AR2, (LIBOR USD 3 Month +
0.90%), 2.08%, 07/23/29
(a)(b)
......... 2,180 2,146,558
Madison Park Funding XIII Ltd.
(a)(b)
Series 2014-13A, Class AR2, (LIBOR USD 3
Month + 0.95%), 1.99%, 04/19/30 ... 1,063 1,050,038
Series 2014-13A, Class BR2, (LIBOR USD
3 Month + 1.50%), 2.54%, 04/19/30 .. 960 929,941
Madison Park Funding XIX Ltd., Series 2015-
19A, Class A1R2, (LIBOR USD 3 Month +
0.92%), 2.06%, 01/22/28
(a)(b)
......... 1,143 1,127,342
Madison Park Funding XLV Ltd., Series 2020-
45A, Class AR, (LIBOR USD 3 Month +
1.12%), 2.16%, 07/15/34
(a)(b)
......... 1,050 1,014,484
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XXIII Ltd.
(a)(b)
Series 2017-23A, Class BR, (LIBOR USD 3
Month + 1.55%), 2.77%, 07/27/31 ... USD 250 $ 239,628
Series 2017-23A, Class CR, (LIBOR USD 3
Month + 2.00%), 3.22%, 07/27/31 ... 250 239,833
Madison Park Funding XXIV Ltd., Series 2016-
24A, Class BR, (LIBOR USD 3 Month +
1.75%), 2.81%, 10/20/29
(a)(b)
......... 250 241,276
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A2R, (LIBOR USD 3 Month +
1.65%), 2.83%, 04/25/29
(a)(b)
......... 320 309,780
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 2.44%, 07/29/30
(a)(b)
......... 1,665 1,653,228
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1A, (LIBOR USD 3 Month +
1.03%), 2.09%, 04/20/30
(a)(b)
......... 250 245,211
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class AR, (3 Month CME
Term SOFR + 1.29%), 2.14%, 10/15/32 290 284,194
Series 2019-33A, Class BR, (3 Month CME
Term SOFR + 1.80%), 2.65%, 10/15/32 280 272,187
Madison Park Funding XXXV Ltd., Series
2019-35A, Class A1R, (LIBOR USD 3 Month
+ 0.99%), 2.05%, 04/20/32
(a)(b)
........ 730 710,356
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class AR, (LIBOR USD 3 Month
+ 1.07%), 2.11%, 07/15/33
(a)(b)
........ 410 398,811
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (LIBOR USD 3 Month +
1.12%), 2.16%, 07/17/34
(a)(b)
......... 1,130 1,092,601
Man GLG Euro CLO, Series 6A, Class DR,
(EURIBOR 3 Month + 3.50%), 3.50%,
10/15/32
(a)(b)
.................... EUR 320 311,337
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month + 1.18%),
2.22%, 12/18/30
(a)(b)
............... USD 430 421,625
Mariner CLO LLC
(a)(b)
Series 2016-3A, Class AR2, (LIBOR USD 3
Month + 0.99%), 2.17%, 07/23/29 ... 339 334,156
Series 2016-3A, Class CR2, (LIBOR USD 3
Month + 2.05%), 3.23%, 07/23/29 ... 1,125 1,081,151
Mariner Finance Issuance Trust
(b)
Series 2020-AA, Class B, 3.21%, 08/21/34 260 243,141
Series 2020-AA, Class C, 4.10%, 08/21/34 330 306,416
Series 2021-BA, Class D, 3.42%, 11/20/36 220 182,802
MF1 LLC, Series 2022-FL9, Class A, (TSFR1M
+ 2.15%), 2.96%, 06/19/37
(a)(b)
........ 857 840,074
MidOcean Credit CLO III, Series 2014-3A,
Class A3A2, (LIBOR USD 3 Month +
0.97%), 2.07%, 04/21/31
(a)(b)
......... 472 463,005
MP CLO III Ltd., Series 2013-1A, Class AR,
(LIBOR USD 3 Month + 1.25%), 2.31%,
10/20/30
(a)(b)
.................... 830 817,668
MP CLO VIII Ltd., Series 2015-2A, Class ARR,
(LIBOR USD 3 Month + 1.20%), 2.44%,
04/28/34
(a)(b)
.................... 1,420 1,363,228
Navient Private Education Refi Loan Trust
(b)
Series 2020-A, Class A2B, (LIBOR USD 1
Month + 0.90%), 2.22%, 11/15/68
(a)
.. 424 417,297
Series 2021-DA, Class B, 2.61%, 04/15/60 370 335,638
Series 2021-DA, Class C, 3.48%, 04/15/60 950 851,710
Series 2021-DA, Class D, 4.00%, 04/15/60 300 269,139

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman CLO XVI-S Ltd., Series
2017-16SA, Class AR, (LIBOR USD 3
Month + 1.04%), 2.08%, 04/15/34
(a)(b)
... USD 570 $ 546,066
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class BRR, (LIBOR USD 3 Month +
1.65%), 2.69%, 07/15/34
(a)(b)
......... 250 235,415
Neuberger Berman CLO XXII Ltd., Series
2016-22A, Class BR, (LIBOR USD 3 Month
+ 1.65%), 2.69%, 10/17/30
(a)(b)
........ 400 383,686
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
Series 2017-26A, Class AR, (LIBOR USD 3
Month + 0.92%), 1.96%, 10/18/30 ... 1,430 1,399,902
Series 2017-26A, Class BR, (LIBOR USD 3
Month + 1.40%), 2.44%, 10/18/30 ... 250 239,193
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class BR, (3 Month CME
Term SOFR + 1.75%), 2.60%, 01/20/35
(a)(b)
250 237,364
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class BR, (LIBOR USD 3
Month + 1.45%), 2.51%, 07/20/31
(a)(b)
... 250 237,988
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A, Class A, (LIBOR USD 3
Month + 1.10%), 2.14%, 07/16/35
(a)(b)
... 880 846,406
OAK Hill European Credit Partners V DAC,
Series 2016-5A, Class BR, (EURIBOR 3
Month + 1.90%), 1.90%, 01/21/35
(a)(b)
... EUR 250 243,784
OCP CLO Ltd.
(a)(b)
Series 2013-4A, Class BRR, (LIBOR USD 3
Month + 1.90%), 3.08%, 04/24/29 ... USD 945 916,743
Series 2014-5A, Class A1R, (LIBOR USD 3
Month + 1.08%), 2.29%, 04/26/31 ... 140 137,203
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.95%), 3.43%, 11/20/30 ... 250 237,666
Series 2019-16A, Class AR, (LIBOR USD 3
Month + 1.00%), 1.99%, 04/10/33 ... 280 271,072
Series 2020-18A, Class AR, (LIBOR USD 3
Month + 1.09%), 2.15%, 07/20/32 ... 320 311,687
Series 2020-19A, Class BR, (LIBOR USD 3
Month + 1.70%), 2.76%, 10/20/34 ... 250 234,004
Series 2021-22A, Class A, (LIBOR USD 3
Month + 1.18%), 2.24%, 12/02/34 ... 390 375,382
OCP Euro CLO DAC, Series 2017-2X, Class
B, (EURIBOR 3 Month + 1.35%), 1.35%,
01/15/32
(a)(d)
.................... EUR 170 170,538
Octagon 54 Ltd., Series 2021-1A, Class D,
(LIBOR USD 3 Month + 3.05%), 4.09%,
07/15/34
(a)(b)
.................... USD 250 233,054
Octagon Investment Partners 18-R Ltd., Series
2018-18A, Class A1A, (LIBOR USD 3 Month
+ 0.96%), 2.00%, 04/16/31
(a)(b)
........ 1,780 1,729,852
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class A1, (LIBOR USD 3 Month +
1.19%), 2.25%, 01/20/31
(a)(b)
......... 250 245,687
Octagon Investment Partners 46 Ltd., Series
2020-2A, Class BR, (LIBOR USD 3 Month +
1.65%), 2.69%, 07/15/36
(a)(b)
......... 710 667,524
Octagon Investment Partners 51 Ltd., Series
2021-1A, Class A, (LIBOR USD 3 Month +
1.15%), 2.21%, 07/20/34
(a)(b)
......... 1,910 1,846,046
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (LIBOR USD 3 Month
+ 1.35%), 2.39%, 07/19/30
(a)(b)
........ 320 315,089
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (LIBOR USD 3 Month
+ 1.02%), 2.06%, 07/17/30
(a)(b)
........ USD 2,755 $ 2,691,355
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (LIBOR USD 3 Month
+ 1.00%), 2.18%, 01/25/31
(a)(b)
........ 2,640 2,594,995
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class AR, (LIBOR USD 3 Month + 1.15%),
2.25%, 04/21/34
(a)(b)
............... 3,220 3,128,998
OHA Credit Funding 3 Ltd.
(a)(b)
Series 2019-3A, Class AR, (LIBOR USD 3
Month + 1.14%), 2.20%, 07/02/35 ... 1,450 1,407,456
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 1.65%), 2.71%, 07/02/35 ... 668 630,998
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR, (LIBOR USD 3 Month + 1.15%),
2.29%, 10/22/36
(a)(b)
............... 250 241,191
OHA Loan Funding Ltd.
(a)(b)
Series 2013-2A, Class AR, (LIBOR USD 3
Month + 1.04%), 2.54%, 05/23/31 ... 4,495 4,404,462
Series 2015-1A, Class AR3, (LIBOR USD 3
Month + 1.15%), 2.21%, 01/19/37 ... 1,170 1,127,559
OneMain Financial Issuance Trust
(b)
Series 2019-2A, Class A, 3.14%, 10/14/36 3,140 2,912,765
Series 2020-1A, Class A, 3.84%, 05/14/32 2,446 2,438,833
Series 2020-2A, Class C, 2.76%, 09/14/35 550 480,961
Series 2020-2A, Class D, 3.45%, 09/14/35 1,410 1,252,090
Series 2021-1A, Class A2, (SOFR30A +
0.76%), 1.54%, 06/16/36
(a)
........ 365 345,044
Series 2021-1A, Class C, 2.22%, 06/16/36 100 84,910
Owl Rock CLO VI Ltd., Series 2021-6A, Class
A, (LIBOR USD 3 Month + 1.45%), 3.55%,
06/21/32
(a)(b)
.................... 250 247,713
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
2.39%, 10/22/30
(a)(b)
............... 9,022 8,905,253
OZLM VI Ltd., Series 2014-6A, Class A2AS,
(LIBOR USD 3 Month + 1.75%), 2.79%,
04/17/31
(a)(b)
.................... 500 477,212
OZLM VIII Ltd., Series 2014-8A, Class BR3,
(LIBOR USD 3 Month + 2.10%), 3.14%,
10/17/29
(a)(b)
.................... 340 326,870
OZLM XXII Ltd., Series 2018-22A, Class A1,
(LIBOR USD 3 Month + 1.07%), 2.11%,
01/17/31
(a)(b)
.................... 250 244,487
OZLM XXIV Ltd., Series 2019-24A, Class
A2AR, (LIBOR USD 3 Month + 1.70%),
2.76%, 07/20/32
(a)(b)
............... 250 235,195
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (LIBOR USD 3
Month + 1.00%), 2.04%, 10/17/31 ... 650 634,415
Series 2015-1A, Class A1A4, (LIBOR USD 3
Month + 1.13%), 2.63%, 05/21/34 ... 5,525 5,348,481
Series 2015-1A, Class A2R4, (LIBOR USD 3
Month + 1.70%), 3.20%, 05/21/34 ... 250 235,991
Series 2015-2A, Class A2R2, (LIBOR USD 3
Month + 1.55%), 2.61%, 07/20/30 ... 500 476,874
Series 2018-1A, Class A1, (LIBOR USD 3
Month + 1.03%), 2.07%, 04/18/31 ... 850 832,352
Series 2018-2A, Class A1A, (LIBOR USD 3
Month + 1.10%), 2.14%, 07/16/31 ... 1,070 1,045,640
Series 2020-3A, Class A1AR, (LIBOR USD
3 Month + 1.08%), 2.49%, 11/15/31 .. 250 244,374
Series 2021-3A, Class A1, (LIBOR USD 3
Month + 1.15%), 1.38%, 01/15/35 ... 250 241,035

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2019-3A, Class A2, (LIBOR USD 3
Month + 1.60%), 3.08%, 08/20/27 ... USD 440 $ 433,084
Series 2019-3A, Class B, (LIBOR USD 3
Month + 2.10%), 3.58%, 08/20/27 ... 350 343,116
Series 2019-4A, Class B, (LIBOR USD 3
Month + 2.10%), 3.28%, 10/24/27 ... 290 284,045
Series 2020-1A, Class A2, (LIBOR USD 3
Month + 1.35%), 2.83%, 02/20/28 ... 990 962,601
Series 2020-4A, Class A2, (LIBOR USD 3
Month + 1.60%), 3.12%, 11/25/28 ... 560 547,607
Series 2021-2A, Class A2, (LIBOR USD 3
Month + 1.25%), 2.73%, 05/20/29 ... 260 249,547
Series 2022-2A, Class A2, (3 Month CME
Term SOFR + 1.90%), 2.99%, 10/15/30 340 330,309
Series 2022-2A, Class B, (3 Month CME
Term SOFR + 2.20%), 3.29%, 10/15/30 250 237,971
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2017-1A, Class A1R, (LIBOR USD 3
Month + 1.24%), 2.65%, 02/14/34 ... 1,390 1,340,922
Series 2017-1A, Class A2R, (LIBOR USD 3
Month + 1.55%), 2.96%, 02/14/34 ... 970 890,615
Penta CLO
(a)(b)
Series 2022-11A, Class B, (EURIBOR 3
Month + 2.45%), 2.45%, 11/15/34
(e)
.. EUR 530 555,414
Series 2022-11A, Class D, (EURIBOR 3
Month + 4.80%), 4.80%, 11/15/34 ... 390 398,483
Pikes Peak CLO 1, Series 2018-1A, Class A,
(LIBOR USD 3 Month + 1.18%), 2.36%,
07/24/31
(a)(b)
.................... USD 275 270,617
Pikes Peak CLO 11, Series 2022-11A, Class
A1, (3 Month CME Term SOFR + 1.95%),
3.98%, 07/25/34
(a)(b)
............... 971 968,573
Pikes Peak CLO 8, Series 2021-8A, Class A,
(LIBOR USD 3 Month + 1.17%), 2.23%,
07/20/34
(a)(b)
.................... 1,570 1,511,169
Post CLO Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 2.95%), 3.99%,
04/16/31
(a)(b)
.................... 500 472,672
Prodigy Finance DAC
(a)(b)
Series 2021-1A, Class A, (LIBOR USD 1
Month + 1.25%), 2.87%, 07/25/51 ... 1,183 1,162,524
Series 2021-1A, Class B, (LIBOR USD 1
Month + 2.50%), 4.12%, 07/25/51 ... 280 276,087
Series 2021-1A, Class C, (LIBOR USD 1
Month + 3.75%), 5.37%, 07/25/51 ... 250 246,755
Progress Residential Trust, Series 2020-SFR2,
Class D, 3.87%, 06/17/37
(b)
.......... 400 387,323
Race Point IX CLO Ltd., Series 2015-9A, Class
A1A2, (LIBOR USD 3 Month + 0.94%),
1.98%, 10/15/30
(a)(b)
............... 1,026 1,006,535
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class A, (LIBOR USD 3
Month + 1.09%), 1.34%, 01/20/34 ... 250 241,580
Series 2021-15A, Class B, (LIBOR USD 3
Month + 1.65%), 1.90%, 01/20/34 ... 250 236,251
Rad CLO 2 Ltd., Series 2018-2A, Class AR,
(LIBOR USD 3 Month + 1.08%), 2.12%,
10/15/31
(a)(b)
.................... 710 692,960
Rad CLO 5 Ltd., Series 2019-5A, Class AR,
(LIBOR USD 3 Month + 1.12%), 2.30%,
07/24/32
(a)(b)
.................... 800 777,161
Recette CLO Ltd., Series 2015-1A, Class BRR,
(LIBOR USD 3 Month + 1.40%), 2.46%,
04/20/34
(a)(b)
.................... 250 231,383
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta VI Funding Ltd., Series 2016-1A,
Class AR2, (LIBOR USD 3 Month + 1.16%),
2.22%, 04/20/34
(a)(b)
............... USD 1,040 $ 1,006,374
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class A1R2, (LIBOR USD 3
Month + 1.15%), 3.25%, 06/20/34 ... 720 695,648
Series 2016-1A, Class BR2, (LIBOR USD 3
Month + 1.60%), 3.70%, 06/20/34 ... 250 235,819
Regatta VIII Funding Ltd., Series 2017-1A,
Class B, (LIBOR USD 3 Month + 1.70%),
2.74%, 10/17/30
(a)(b)
............... 250 240,617
Regatta XVI Funding Ltd., Series 2019-2A,
Class B, (LIBOR USD 3 Month + 2.05%),
3.09%, 01/15/33
(a)(b)
............... 250 242,154
Regatta XVIII Funding Ltd., Series 2021-1A,
Class B, (LIBOR USD 3 Month + 1.45%),
2.49%, 01/15/34
(a)(b)
............... 250 234,028
Regional Management Issuance Trust
(b)
Series 2020-1, Class C, 3.80%, 10/15/30 . 269 252,494
Series 2021-2, Class B, 2.35%, 08/15/33 . 130 108,808
Series 2021-2, Class C, 3.23%, 08/15/33 . 323 267,885
Series 2022-1, Class A, 3.07%, 03/15/32 . 794 750,202
Series 2022-1, Class B, 3.71%, 03/15/32 . 151 141,102
Series 2022-1, Class C, 4.46%, 03/15/32 . 100 93,153
Riserva CLO Ltd., Series 2016-3A, Class ARR,
(LIBOR USD 3 Month + 1.06%), 2.10%,
01/18/34
(a)(b)
.................... 1,220 1,178,377
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class AR2, (LIBOR USD 3
Month + 1.10%), 2.16%, 04/20/34 ... 2,417 2,327,772
Series 2017-1A, Class BR2A, (LIBOR USD
3 Month + 1.65%), 2.71%, 04/20/34 .. 1,511 1,427,219
Series 2017-2A, Class BR, (LIBOR USD 3
Month + 1.50%), 2.54%, 10/15/29 ... 1,945 1,871,362
Series 2017-2A, Class DR, (LIBOR USD 3
Month + 2.85%), 3.89%, 10/15/29 ... 1,039 980,706
Series 2017-3A, Class A, (LIBOR USD 3
Month + 1.19%), 2.25%, 10/20/30 ... 3,487 3,421,468
Series 2018-1A, Class A, (LIBOR USD 3
Month + 1.10%), 2.58%, 05/20/31 ... 297 290,494
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 2.22%, 10/20/31 ... 250 245,037
Series 2019-2A, Class BR, (LIBOR USD 3
Month + 1.65%), 3.13%, 08/20/32 ... 250 236,982
Series 2021-1A, Class A1, (LIBOR USD 3
Month + 1.17%), 2.23%, 07/20/34 ... 1,730 1,675,532
Rockford Tower Europe CLO DAC
(a)(d)
Series 2018-1X, Class B, (EURIBOR 3
Month + 1.85%), 1.85%, 12/20/31 ... EUR 576 570,199
Series 2018-1X, Class C, (EURIBOR 3
Month + 2.47%), 2.47%, 12/20/31 ... 280 274,733
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 2.09%,
04/20/31
(a)(b)
.................... USD 960 941,665
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%), 2.13%,
01/15/30
(a)(b)
.................... 1,090 1,071,288
RR 5 Ltd., Series 2018-5A, Class A2, (LIBOR
USD 3 Month + 1.65%), 2.69%, 10/15/31
(a)(b)
250 241,810
RR LLC, Series 2017-1A, Class A1AB, (LIBOR
USD 3 Month + 1.15%), 2.19%, 07/15/35
(a)(b)
2,140 2,070,554
RRE 9 Loan Management DAC, Series 9A,
Class A2, (EURIBOR 3 Month + 1.70%),
1.70%, 10/15/36
(a)(b)
............... EUR 650 630,258

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Signal Peak CLO 1 Ltd., Series 2014-1A,
Class AR3, (LIBOR USD 3 Month + 1.16%),
2.20%, 04/17/34
(a)(b)
............... USD 5,180 $ 5,019,502
Signal Peak CLO 2 LLC
(a)(b)
Series 2015-1A, Class AR2, (LIBOR USD 3
Month + 0.98%), 2.04%, 04/20/29 ... 207 204,536
Series 2015-1A, Class BR2, (LIBOR USD 3
Month + 1.50%), 2.56%, 04/20/29 ... 1,466 1,414,662
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A, (LIBOR USD 3 Month + 1.27%), 2.33%,
04/20/33
(a)(b)
.................... 640 619,109
Silver Creek CLO Ltd.
(a)(b)
Series 2014-1A, Class AR, (LIBOR USD 3
Month + 1.24%), 2.30%, 07/20/30 ... 444 439,323
Series 2014-1A, Class CR, (LIBOR USD 3
Month + 2.30%), 3.36%, 07/20/30 ... 500 484,235
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class A, (LIBOR USD 3 Month + 1.10%),
2.16%, 07/20/34
(a)(b)
............... 3,815 3,668,111
Sixth Street CLO XVI Ltd., Series 2020-16A,
Class A1A, (LIBOR USD 3 Month + 1.32%),
2.38%, 10/20/32
(a)(b)
............... 250 245,814
SLM Private Credit Student Loan Trust, Series
2004-B, Class A3, (LIBOR USD 3 Month +
0.33%), 2.16%, 03/15/24
(a)
.......... 216 214,403
SLM Private Education Loan Trust, Series
2010-C, Class A5, (LIBOR USD 1 Month +
4.75%), 6.07%, 10/15/41
(a)(b)
......... 3,422 3,737,911
SMB Private Education Loan Trust
(b)
Series 2015-B, Class B, 3.50%, 12/17/40 990 954,764
Series 2020-PTA, Class A2A, 1.60%,
09/15/54 .................... 3,470 3,160,394
Series 2020-PTA, Class B, 2.50%, 09/15/54 1,540 1,260,457
Series 2021-A, Class C, 2.99%, 01/15/53 2,870 2,575,879
Series 2021-A, Class D1, 3.86%, 01/15/53 1,340 1,253,856
Series 2021-A, Class D2, 3.86%, 01/15/53 730 677,966
Series 2021-C, Class B, 2.30%, 01/15/53 190 169,207
Series 2021-C, Class C, 3.00%, 01/15/53 160 150,718
Series 2021-C, Class D, 3.93%, 01/15/53 100 91,280
Sound Point CLO XII Ltd., Series 2016-2A,
Class CR2, (LIBOR USD 3 Month + 2.05%),
3.11%, 10/20/28
(a)(b)
............... 900 876,882
Sound Point CLO XV Ltd., Series 2017-1A,
Class ARR, (LIBOR USD 3 Month + 0.90%),
2.08%, 01/23/29
(a)(b)
............... 281 276,268
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (LIBOR USD 3 Month + 1.17%), 2.21%,
07/15/34
(a)(b)
.................... 4,180 4,013,085
Sound Point CLO XXVI Ltd., Series 2020-1A,
Class DR, (LIBOR USD 3 Month + 3.35%),
4.41%, 07/20/34
(a)(b)
............... 320 300,688
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month + 1.28%),
2.46%, 01/25/32
(a)(b)
............... 460 449,592
St. Paul's CLO XII DAC, Series 12X, Class
B1, (EURIBOR 3 Month + 1.60%), 1.60%,
04/15/33
(a)(d)
.................... EUR 310 303,647
Steele Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.25%), 2.29%,
10/15/30
(a)(b)
.................... USD 1,070 1,054,169
Sutton Park CLO DAC, Series 1X, Class BE,
(EURIBOR 3 Month + 2.35%), 2.35%,
11/15/31
(a)(d)
.................... EUR 202 197,931
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Symphony CLO XVI Ltd., Series 2015-16A,
Class AR, (LIBOR USD 3 Month + 1.15%),
2.19%, 10/15/31
(a)(b)
............... USD 250 $ 244,919
Symphony CLO XVII Ltd., Series 2016-17A,
Class AR, (LIBOR USD 3 Month + 0.88%),
1.92%, 04/15/28
(a)(b)
............... 452 447,352
Symphony CLO XXIII Ltd., Series 2020-23A,
Class BR, (LIBOR USD 3 Month + 1.60%),
2.64%, 01/15/34
(a)(b)
............... 250 238,474
Symphony CLO XXVI Ltd., Series 2021-26A,
Class AR, (LIBOR USD 3 Month + 1.08%),
2.14%, 04/20/33
(a)(b)
............... 514 500,364
TCI-Flatiron CLO Ltd., Series 2017-1A, Class
AR, (LIBOR USD 3 Month + 0.96%), 2.40%,
11/18/30
(a)(b)
.................... 890 871,935
TCW CLO AMR Ltd., Series 2019-1A, Class
ASNR, (LIBOR USD 3 Month + 1.22%),
2.63%, 08/16/34
(a)(b)
............... 250 240,724
TIAA CLO III Ltd., Series 2017-2A, Class A,
(LIBOR USD 3 Month + 1.15%), 2.19%,
01/16/31
(a)(b)
.................... 910 894,701
TICP CLO IX Ltd., Series 2017-9A, Class A,
(LIBOR USD 3 Month + 1.14%), 2.20%,
01/20/31
(a)(b)
.................... 670 658,707
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (LIBOR USD 3
Month + 1.12%), 2.16%, 01/15/34 ... 1,060 1,027,445
Series 2016-6A, Class BR2, (LIBOR USD 3
Month + 1.50%), 2.54%, 01/15/34 ... 1,360 1,270,356
Trestles CLO III Ltd.
(a)(b)
Series 2020-3A, Class A1, (LIBOR USD 3
Month + 1.33%), 2.39%, 01/20/33 ... 1,830 1,782,840
Series 2020-3A, Class B1, (LIBOR USD 3
Month + 1.85%), 2.91%, 01/20/33 ... 530 505,667
Trestles CLO IV Ltd., Series 2021-4A, Class
A, (LIBOR USD 3 Month + 1.17%), 2.27%,
07/21/34
(a)(b)
.................... 1,550 1,491,687
Trestles CLO V Ltd., Series 2021-5A, Class
A1, (LIBOR USD 3 Month + 1.17%), 2.23%,
10/20/34
(a)(b)
.................... 1,380 1,325,614
Tricon American Homes Trust, Series 2020-
SFR1, Class D, 2.55%, 07/17/38
(b)
..... 2,225 2,047,742
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (LIBOR USD 3 Month + 1.40%),
2.44%, 10/18/31
(a)(b)
............... 220 226,921
Trinitas CLO XIV Ltd.
(a)(b)
Series 2020-14A, Class B, (LIBOR USD 3
Month + 2.00%), 3.18%, 01/25/34 ... 730 701,912
Series 2020-14A, Class C, (LIBOR USD 3
Month + 3.00%), 4.18%, 01/25/34 ... 530 512,616
Venture 32 CLO Ltd., Series 2018-32A, Class
A2A, (LIBOR USD 3 Month + 1.07%),
2.11%, 07/18/31
(a)(b)
............... 350 343,011
Venture XVIII CLO Ltd., Series 2014-18A,
Class AR, (LIBOR USD 3 Month + 1.22%),
2.26%, 10/15/29
(a)(b)
............... 3,176 3,141,641
Voya CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R, (LIBOR USD 3
Month + 1.04%), 2.10%, 04/20/34 ... 465 446,056
Series 2017-4A, Class A1, (LIBOR USD 3
Month + 1.13%), 2.17%, 10/15/30 ... 1,680 1,654,844
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.06%), 2.10%, 04/15/31 ... 2,064 2,021,738

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Voya Euro CLO II DAC, Series 2A, Class CR,
(EURIBOR 3 Month + 2.15%), 2.15%,
07/15/35
(a)(b)(e)
................... EUR 250 $ 247,971
Voya Euro CLO V DAC
(a)(b)
Series 5A, Class B1, (EURIBOR 3 Month +
1.75%), 1.75%, 04/15/35 ......... 440 425,868
Series 5A, Class D, (EURIBOR 3 Month +
3.10%), 3.10%, 04/15/35 ......... 250 233,304
Whitebox CLO I Ltd., Series 2019-1A, Class
CR, (LIBOR USD 3 Month + 3.05%), 4.23%,
07/24/32
(a)(b)
.................... USD 900 806,597
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class A1R, (LIBOR USD 3
Month + 1.22%), 2.40%, 10/24/34 ... 530 510,359
Series 2020-2A, Class BR, (LIBOR USD 3
Month + 1.75%), 2.93%, 10/24/34 ... 280 266,688
Series 2020-2A, Class DR, (LIBOR USD 3
Month + 3.35%), 4.53%, 10/24/34 ... 280 263,713
Whitebox CLO III Ltd., Series 2021-3A, Class
D, (LIBOR USD 3 Month + 3.35%), 4.39%,
10/15/34
(a)(b)
.................... 250 235,505
Woodmont Trust, Series 2017-2A, Class A1R,
(LIBOR USD 3 Month + 1.67%), 2.73%,
04/20/33
(a)(b)
.................... 2,030 1,974,648
Total Asset-Backed Securities — 10.7%
(Cost: $391,972,541) ............................. 377,373,182
Corporate Bonds
Aerospace & Defense — 1.3%
BAE Systems plc, 3.40%, 04/15/30
(b)
..... 2,647 2,416,319
General Dynamics Corp., 3.63%, 04/01/30 . 1,046 1,013,996
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 ................. 205 191,681
2.04%, 08/16/28 ................. 842 718,145
4.20%, 05/01/30 ................. 2,110 1,988,174
L3Harris Technologies, Inc.
4.40%, 06/15/28 ................. 6,690 6,570,319
1.80%, 01/15/31 ................. 6,312 5,037,156
Leidos , Inc.
4.38%, 05/15/30 ................. 3,778 3,494,538
2.30%, 02/15/31 ................. 3,171 2,526,183
Lockheed Martin Corp.
3.90%, 06/15/32 ................. 215 212,162
3.60%, 03/01/35 ................. 3,540 3,274,818
3.80%, 03/01/45 ................. 844 745,455
Northrop Grumman Corp.
3.25%, 01/15/28 ................. 361 343,138
4.03%, 10/15/47 ................. 1,920 1,704,884
5.25%, 05/01/50 ................. 512 542,037
Raytheon Technologies Corp.
3.15%, 12/15/24 ................. 920 908,600
7.20%, 08/15/27 ................. 630 705,244
7.00%, 11/01/28 ................. 2,010 2,270,271
4.13%, 11/16/28 ................. 2,680 2,644,814
2.38%, 03/15/32 ................. 1,687 1,427,619
4.50%, 06/01/42 ................. 164 156,390
4.20%, 12/15/44 ................. 515 446,368
2.82%, 09/01/51 ................. 2,600 1,860,643
3.03%, 03/15/52 ................. 1,708 1,271,863
Textron, Inc.
3.90%, 09/17/29 ................. 2,448 2,301,718
2.45%, 03/15/31 ................. 799 656,406
45,428,941
Security
Par (000)
Par (000) Value
Airlines — 0.6%
Air Canada Pass-Through Trust
(b)
Series 2017-1, Class B, 3.70%, 01/15/26 USD 7 $ 6,150
Series 2017-1, Class AA, 3.30%, 01/15/30 417 378,981
American Airlines Pass-Through Trust
Series 2015-2, Class B, 4.40%, 09/22/23 1,567 1,493,995
Series 2016-1, Class B, 5.25%, 01/15/24 1,045 996,009
Series 2016-2, Class B, 4.38%, 06/15/24
(b)
545 507,542
Series 2017-1, Class B, 4.95%, 02/15/25 493 456,234
Series 2015-2, Class AA, 3.60%, 09/22/27 301 279,021
Series 2016-1, Class AA, 3.58%, 01/15/28 2,251 2,089,609
Series 2019-1, Class B, 3.85%, 02/15/28 997 840,785
Series 2016-2, Class AA, 3.20%, 06/15/28 420 383,864
Series 2016-3, Class AA, 3.00%, 10/15/28 872 789,844
Series 2017-1, Class AA, 3.65%, 02/15/29 343 319,791
Series 2017-2, Class AA, 3.35%, 10/15/29 634 582,213
Series 2019-1, Class AA, 3.15%, 02/15/32 1,012 894,474
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 .... 2,311 2,233,822
United Airlines Pass-Through Trust
Series 2014-2, Class B, 4.63%, 09/03/22 109 108,734
Series 2016-2, Class B, 3.65%, 10/07/25 77 69,987
Series 2020-1, Class B, 4.88%, 01/15/26 697 662,068
Series 2020-1, Class A, 5.88%, 10/15/27 2,490 2,446,118
Series 2015-1, Class AA, 3.45%, 12/01/27 855 796,243
Series 2019-2, Class B, 3.50%, 05/01/28 925 799,425
Series 2016-1, Class AA, 3.10%, 07/07/28 52 47,349
Series 2016-2, Class AA, 2.88%, 10/07/28 430 391,959
Series 2018-1, Class AA, 3.50%, 03/01/30 534 487,292
Series 2019-1, Class AA, 4.15%, 08/25/31 612 574,430
Series 2019-2, Class AA, 2.70%, 05/01/32 805 686,702
19,322,641
Auto Components — 0.0%
(d)
Metalsa S A P I de CV, 3.75%, 05/04/31 ... 561 394,804
Nemak SAB de CV, 3.63%, 06/28/31 ..... 361 250,624
645,428
Automobiles — 0.1%
General Motors Co., 4.00%, 04/01/25 .... 698 688,673
Hyundai Capital America, 2.38%, 02/10/23
(b)
586 578,480
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)
.. 4,370 3,882,007
5,149,160
Banks — 4.8%
Banco Santander SA, 1.85%, 03/25/26 .... 1,400 1,258,213
Bank of America Corp.
(LIBOR USD 3 Month + 0.79%), 3.00%,
12/20/23
(a)
................... 2,413 2,405,090
(SOFR + 0.74%), 0.81%, 10/24/24
(a)
... 1,155 1,100,773
1.32%, 06/19/26 ................. 282 256,349
Series N, (SOFR + 0.91%), 1.66%,
03/11/27
(a)
................... 4,730 4,239,163
(SOFR + 0.96%), 1.73%, 07/22/27
(a)
... 4,457 3,961,810
(LIBOR USD 3 Month + 1.58%), 3.82%,
01/20/28
(a)
................... 5,226 5,011,114
(SOFR + 1.05%), 2.55%, 02/04/28
(a)
... 3,577 3,253,168
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
................... 711 677,761
(SOFR + 1.58%), 4.38%, 04/27/28
(a)
... 3,869 3,808,917
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28
(a)
................... 6,747 6,363,108
(LIBOR USD 3 Month + 1.07%), 3.97%,
03/05/29
(a)
................... 1,422 1,355,940
4.27%, 07/23/29 ................. 2,018 1,938,921
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
................... 2,712 2,561,710

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
................... USD 2,865 $ 2,568,341
(SOFR + 1.37%), 1.92%, 10/24/31
(a)
... 3,462 2,765,406
Series N, (SOFR + 1.22%), 2.65%,
03/11/32
(a)
................... 1,614 1,356,341
(SOFR + 1.22%), 2.30%, 07/21/32
(a)
... 2,600 2,101,051
(SOFR + 1.21%), 2.57%, 10/20/32
(a)
... 1,601 1,320,524
(SOFR + 1.33%), 2.97%, 02/04/33
(a)
... 9,364 7,977,410
(SOFR + 1.83%), 4.57%, 04/27/33
(a)
... 5,335 5,192,081
Barclays plc, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 1.70%),
3.81%, 03/10/42
(a)
............... 847 642,142
Citigroup, Inc.
(a)
(SOFR + 0.69%), 0.78%, 10/30/24 ..... 1,000 953,296
(SOFR + 1.53%), 3.29%, 03/17/26 ..... 8,083 7,814,558
(SOFR + 1.28%), 3.07%, 02/24/28 ..... 7,468 6,927,996
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28 .................... 1,509 1,424,583
(SOFR + 1.42%), 2.98%, 11/05/30 ..... 10,814 9,438,568
(SOFR + 1.35%), 3.06%, 01/25/33 ..... 680 576,405
(SOFR + 2.09%), 4.91%, 05/24/33 ..... 445 439,093
Citizens Financial Group, Inc., 3.25%, 04/30/30 1,112 986,746
Danske Bank A/S
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)(b)
............. 1,325 1,307,324
5.38%, 01/12/24
(b)
................ 3,127 3,154,679
5.38%, 01/12/24
(d)
................ 514 518,550
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%),
1.55%, 09/10/27
(a)(b)
............. 434 380,070
Discover Bank, 3.45%, 07/27/26 ........ 398 376,014
Grupo Aval Ltd.
4.75%, 09/26/22
(d)
................ 232 231,028
4.38%, 02/04/30
(b)
................ 1,896 1,476,866
HSBC Holdings plc
(a)
(SOFR + 1.10%), 2.25%, 11/22/27 ..... 1,697 1,511,970
(LIBOR USD 3 Month + 1.53%), 4.58%,
06/19/29 .................... 1,310 1,262,737
(LIBOR USD 3 Month + 1.61%), 3.97%,
05/22/30 .................... 1,702 1,563,406
(SOFR + 1.19%), 2.80%, 05/24/32 ..... 1,799 1,477,301
ING Groep NV, 4.63%, 01/06/26
(b)
....... 1,903 1,898,696
JPMorgan Chase & Co.
(SOFR + 0.58%), 0.70%, 03/16/24
(a)
... 1,020 997,704
3.85%, 06/14/25 ................. 3,399 3,365,499
(3 Month CME Term SOFR + 1.59%),
2.01%, 03/13/26
(a)
.............. 12,299 11,517,311
(SOFR + 1.32%), 4.08%, 04/26/26
(a)
... 7,195 7,105,256
(LIBOR USD 3 Month + 1.25%), 3.96%,
01/29/27
(a)
................... 4,777 4,660,682
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
................... 7,093 6,811,170
(SOFR + 1.17%), 2.95%, 02/24/28
(a)
... 3,145 2,913,813
(LIBOR USD 3 Month + 1.38%), 3.54%,
05/01/28
(a)
................... 2,434 2,307,681
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29
(a)
................... 2,412 2,349,062
(SOFR + 1.26%), 2.96%, 01/25/33
(a)
... 1,996 1,713,288
(LIBOR USD 3 Month + 1.58%), 4.26%,
02/22/48
(a)
................... 1,107 987,107
(LIBOR USD 3 Month + 1.46%), 4.03%,
07/24/48
(a)
................... 1,259 1,078,789
(LIBOR USD 3 Month + 1.22%), 3.90%,
01/23/49
(a)
................... 231 194,946
KeyCorp, 2.55%, 10/01/29 ........... 22 19,086
Security
Par (000)
Par (000) Value
Banks (continued)
Lloyds Banking Group plc
3.75%, 01/11/27 ................. USD 498 $ 480,768
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.63%, 05/11/27
(a)
.............. 440 391,031
Mitsubishi UFJ Financial Group, Inc., 3.46%,
03/02/23 ..................... 2,589 2,592,582
Mizuho Financial Group, Inc., (SOFR + 1.53%),
1.98%, 09/08/31
(a)
............... 3,076 2,434,455
NBK Tier 1 Ltd., (CMTUSD6Y + 2.88%),
3.63%
(a)(b)(f)
................... 1,238 1,110,563
Santander UK Group Holdings plc
(a)
(SOFR + 0.79%), 1.09%, 03/15/25 ..... 2,441 2,279,075
(SOFR + 1.22%), 2.47%, 01/11/28 ..... 525 463,880
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 1 Year
+ 1.18%), 2.61%, 01/12/28
(a)(b)
....... 3,557 3,176,944
Sumitomo Mitsui Financial Group, Inc., 2.35%,
01/15/25 ..................... 3,382 3,234,342
168,020,253
Beverages — 0.4%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 4,213 4,036,168
Anheuser-Busch InBev Finance, Inc., 4.00%,
01/17/43 ..................... 960 793,783
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 ................. 417 411,650
4.75%, 01/23/29 ................. 7,213 7,338,244
4.60%, 04/15/48 ................. 721 647,308
13,227,153
Biotechnology — 0.6%
AbbVie, Inc.
2.60%, 11/21/24 ................. 1,252 1,211,886
3.80%, 03/15/25 ................. 7,462 7,402,266
4.50%, 05/14/35 ................. 1,736 1,684,894
4.85%, 06/15/44 ................. 4 3,822
4.70%, 05/14/45 ................. 1,910 1,797,910
4.45%, 05/14/46 ................. 1,646 1,493,102
4.88%, 11/14/48 ................. 588 563,469
Amgen, Inc.
2.45%, 02/21/30 ................. 64 55,806
4.40%, 05/01/45 ................. 2,862 2,580,913
4.20%, 02/22/52 ................. 314 275,493
Biogen, Inc.
2.25%, 05/01/30 ................. 2,536 2,078,537
3.25%, 02/15/51 ................. 814 569,819
Gilead Sciences, Inc.
2.60%, 10/01/40 ................. 447 326,799
4.15%, 03/01/47 ................. 1,872 1,643,527
2.80%, 10/01/50 ................. 1,048 731,336
22,419,579
Building Products — 0.0%
Carrier Global Corp., 2.24%, 02/15/25 .... 401 381,043
Johnson Controls International plc, 5.13%,
09/14/45 ..................... 10 9,662
Owens Corning, 3.95%, 08/15/29 ....... 318 294,974
685,679
Capital Markets — 4.0%
Blackstone Private Credit Fund
(b)
3.25%, 03/15/27 ................. 2,202 1,868,225
4.00%, 01/15/29 ................. 1,802 1,476,643
Credit Suisse AG
3.63%, 09/09/24 ................. 2,137 2,098,324
1.25%, 08/07/26 ................. 1,131 988,631

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Credit Suisse Group AG, (LIBOR USD 3 Month
+ 1.24%), 4.21%, 06/12/24
(a)(b)
....... USD 1,753 $ 1,736,876
Deutsche Bank AG, (SOFR + 1.13%), 1.45%,
04/01/25
(a)
.................... 4,899 4,577,901
FactSet Research Systems, Inc., 3.45%,
03/01/32 ..................... 2,961 2,595,236
Goldman Sachs Group, Inc. (The)
4.00%, 03/03/24 ................. 439 440,372
(SOFR + 0.73%), 1.76%, 01/24/25
(a)
... 6,530 6,277,354
3.50%, 04/01/25 ................. 18,221 17,861,211
3.75%, 05/22/25 ................. 906 895,137
(SOFR + 0.61%), 0.86%, 02/12/26
(a)
... 4,963 4,515,119
(LIBOR USD 3 Month + 1.17%), 2.58%,
05/15/26
(a)
................... 871 850,098
3.85%, 01/26/27 ................. 2,778 2,685,490
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
... 4,289 3,801,820
(SOFR + 1.11%), 2.64%, 02/24/28
(a)
.... 7,429 6,742,389
(SOFR + 1.85%), 3.62%, 03/15/28
(a)
... 7,744 7,329,081
(LIBOR USD 3 Month + 1.51%), 3.69%,
06/05/28
(a)
................... 714 677,073
(SOFR + 1.28%), 2.62%, 04/22/32
(a)
... 1,202 997,943
(SOFR + 1.26%), 2.65%, 10/21/32
(a)
... 2,017 1,662,083
(SOFR + 1.41%), 3.10%, 02/24/33
(a)
... 8,074 6,895,811
Intercontinental Exchange, Inc.
3.75%, 09/21/28 ................. 973 939,750
2.10%, 06/15/30 ................. 964 806,072
1.85%, 09/15/32 ................. 666 520,164
Moody's Corp.
3.25%, 01/15/28 ................. 1,335 1,263,622
3.75%, 02/25/52 ................. 598 487,913
3.10%, 11/29/61 ................. 799 547,864
Morgan Stanley
(SOFR + 0.46%), 0.53%, 01/25/24
(a)
... 7,137 6,996,097
(SOFR + 1.16%), 3.62%, 04/17/25
(a)
... 5,120 5,054,444
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
... 4,792 4,253,663
(SOFR + 0.86%), 1.51%, 07/20/27
(a)
... 2,179 1,911,048
(SOFR + 1.61%), 4.21%, 04/20/28
(a)
... 1,625 1,588,691
3.59%, 07/22/28 ................. 5,968 5,649,764
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
................... 4,156 3,943,401
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
................... 9,362 9,096,342
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
... 6,286 5,444,431
(SOFR + 1.03%), 1.79%, 02/13/32
(a)
... 2,715 2,135,610
(SOFR + 1.02%), 1.93%, 04/28/32
(a)
... 631 500,363
(SOFR + 1.18%), 2.24%, 07/21/32
(a)
... 2,386 1,932,905
(SOFR + 1.20%), 2.51%, 10/20/32
(a)
... 856 707,274
(SOFR + 1.29%), 2.94%, 01/21/33
(a)
... 2,991 2,563,446
Morgan Stanley Domestic Holdings, Inc.,
4.50%, 06/20/28 ................ 981 981,387
Nomura Holdings, Inc., 2.61%, 07/14/31 ... 2,431 1,938,877
S&P Global, Inc.
(b)
4.75%, 08/01/28 ................. 3,150 3,200,451
3.90%, 03/01/62 ................. 72 61,137
UBS Group AG, (LIBOR USD 3 Month +
0.95%), 2.86%, 08/15/23
(a)(b)
......... 703 702,754
140,200,287
Chemicals — 0.2%
DuPont de Nemours, Inc., 4.49%, 11/15/25 . 2,969 2,989,213
Ecolab, Inc., 2.75%, 08/18/55 ......... 1,186 825,982
LYB International Finance III LLC, 4.20%,
05/01/50 ..................... 1,579 1,282,972
Orbia Advance Corp. SAB de CV
(d)
5.88%, 09/17/44 ................. 459 409,027
5.50%, 01/15/48 ................. 459 386,076
Security
Par (000)
Par (000) Value
Chemicals (continued)
Sherwin-Williams Co. (The), 2.30%, 05/15/30 USD 2,238 $ 1,888,641
Westlake Corp., 3.38%, 08/15/61 ....... 1,049 706,306
8,488,217
Commercial Services & Supplies — 0.3%
RELX Capital, Inc.
3.50%, 03/16/23 ................. 595 594,186
4.00%, 03/18/29 ................. 2,571 2,490,690
3.00%, 05/22/30 ................. 3,694 3,319,939
4.75%, 05/20/32 ................. 90 91,409
Republic Services, Inc.
3.38%, 11/15/27 ................. 513 489,851
3.95%, 05/15/28 ................. 9 8,823
Waste Management, Inc., 1.15%, 03/15/28 . 2,678 2,282,220
9,277,118
Communications Equipment — 0.4%
Juniper Networks, Inc., 2.00%, 12/10/30 ... 445 349,223
Motorola Solutions, Inc.
4.60%, 05/23/29 ................. 5,164 4,940,651
2.75%, 05/24/31 ................. 3,881 3,135,997
5.60%, 06/01/32 ................. 2,839 2,862,605
5.50%, 09/01/44 ................. 1,648 1,534,006
12,822,482
Consumer Finance — 0.8%
American Express Co., 2.55%, 03/04/27 ... 855 796,664
Capital One Financial Corp.
(a)
(SOFR + 1.79%), 3.27%, 03/01/30 ..... 2,811 2,487,610
(SOFR + 2.37%), 5.27%, 05/10/33 ..... 912 895,544
Discover Financial Services, 4.50%, 01/30/26 424 415,447
General Motors Financial Co., Inc.
3.55%, 07/08/22 ................. 5,097 5,097,029
3.70%, 05/09/23 ................. 2,616 2,615,068
1.70%, 08/18/23 ................. 3,621 3,530,408
5.10%, 01/17/24 ................. 2,023 2,043,118
1.20%, 10/15/24 ................. 1,079 1,003,374
4.00%, 01/15/25 ................. 2,900 2,858,210
2.40%, 10/15/28 ................. 905 751,622
3.10%, 01/12/32 ................. 5,655 4,545,221
Hyundai Capital Services, Inc., 3.00%,
08/29/22
(b)
.................... 1,650 1,649,278
Synchrony Financial
4.50%, 07/23/25 ................. 64 62,267
3.70%, 08/04/26 ................. 874 809,229
29,560,089
Containers & Packaging — 0.0%
International Paper Co., 6.00%, 11/15/41 .. 807 837,696
Diversified Financial Services — 0.0%
ORIX Corp., 2.90%, 07/18/22 ......... 941 940,999
Diversified Telecommunication Services — 1.5%
AT&T, Inc.
0.00%, 11/27/22
(b)(g)
............... 8,000 7,884,243
1.65%, 02/01/28 ................. 4,283 3,705,274
2.25%, 02/01/32 ................. 1,594 1,302,272
2.55%, 12/01/33 ................. 2,617 2,122,998
4.50%, 05/15/35 ................. 1,480 1,406,392
3.50%, 09/15/53 ................. 1,975 1,497,047
3.55%, 09/15/55 ................. 3,019 2,261,956
3.65%, 09/15/59 ................. 1,467 1,098,707
3.50%, 02/01/61 ................. 1,500 1,093,300
Deutsche Telekom International Finance BV,
3.60%, 01/19/27
(b)
............... 2,606 2,541,361
Verizon Communications, Inc.
2.10%, 03/22/28 ................. 5,736 5,094,839
4.33%, 09/21/28 ................. 5,813 5,781,344

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.02%, 12/03/29 ................. USD 875 $ 847,455
3.15%, 03/22/30 ................. 1,100 1,000,115
1.50%, 09/18/30 ................. 5,726 4,576,287
1.68%, 10/30/30 ................. 5,415 4,364,027
1.75%, 01/20/31 ................. 3,143 2,524,530
2.55%, 03/21/31 ................. 1,911 1,633,919
2.36%, 03/15/32 ................. 1,696 1,406,219
2.65%, 11/20/40 ................. 127 93,163
3.40%, 03/22/41 ................. 405 329,685
2.88%, 11/20/50 ................. 2,543 1,804,538
54,369,671
Electric Utilities — 2.9%
AEP Texas, Inc.
3.95%, 06/01/28 ................. 2,458 2,370,505
Series H, 3.45%, 01/15/50 .......... 520 405,602
AEP Transmission Co. LLC
3.80%, 06/15/49 ................. 618 526,103
3.15%, 09/15/49 ................. 1,683 1,276,972
Series M, 3.65%, 04/01/50 .......... 1,678 1,385,378
Series O, 4.50%, 06/15/52 .......... 437 418,466
Alabama Power Co.
Series A, 4.30%, 07/15/48 .......... 1,271 1,161,274
3.45%, 10/01/49 ................. 527 416,922
American Transmission Systems, Inc., 2.65%,
01/15/32
(b)
.................... 1,292 1,094,259
Atlantic City Electric Co., 4.00%, 10/15/28 .. 415 409,057
Baltimore Gas & Electric Co.
3.50%, 08/15/46 ................. 1,218 998,107
3.75%, 08/15/47 ................. 557 475,172
4.25%, 09/15/48 ................. 831 765,725
3.20%, 09/15/49 ................. 1,036 802,497
4.55%, 06/01/52 ................. 340 329,451
CenterPoint Energy Houston Electric LLC
Series AE, 2.35%, 04/01/31 ......... 1,709 1,485,908
3.95%, 03/01/48 ................. 448 405,120
Series AD, 2.90%, 07/01/50 ......... 620 463,412
Series AH, 3.60%, 03/01/52 ......... 280 239,887
Commonwealth Edison Co.
Series 130, 3.13%, 03/15/51 ......... 834 640,049
Series 133, 3.85%, 03/15/52 ......... 439 386,683
DTE Electric Co.
4.30%, 07/01/44 ................. 2 1,858
Series A, 4.05%, 05/15/48 .......... 1,505 1,372,562
3.95%, 03/01/49 ................. 1,541 1,381,251
Duke Energy Carolinas LLC
3.95%, 11/15/28 ................. 1,410 1,389,577
3.88%, 03/15/46 ................. 942 828,825
3.55%, 03/15/52 ................. 340 282,418
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 11,482 10,202,448
3.00%, 12/15/51 ................. 49 36,563
Duke Energy Progress LLC
3.70%, 09/01/28 ................. 605 585,754
3.45%, 03/15/29 ................. 4,704 4,473,886
Edison International
2.40%, 09/15/22 ................. 38 37,921
3.13%, 11/15/22 ................. 8 7,987
4.95%, 04/15/25 ................. 1,105 1,107,773
Entergy Arkansas LLC, 3.35%, 06/15/52 ... 720 568,224
Entergy Louisiana LLC, 4.20%, 09/01/48 .. 1,581 1,450,657
Exelon Corp.
2.75%, 03/15/27
(b)
................ 662 618,829
5.10%, 06/15/45 ................. 312 306,588
4.70%, 04/15/50 ................. 512 479,744
4.10%, 03/15/52
(b)
................ 225 193,966
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
FirstEnergy Corp.
Series B, 4.40%, 07/15/27
(c)
......... USD 1,839 $ 1,734,600
2.65%, 03/01/30 ................. 2,240 1,848,000
Series B, 2.25%, 09/01/30 .......... 1,970 1,561,225
Series C, 3.40%, 03/01/50 .......... 411 278,617
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 ................. 5,908 5,815,169
5.45%, 07/15/44 ................. 267 249,568
4.55%, 04/01/49 ................. 3,044 2,449,274
Florida Power & Light Co.
4.05%, 10/01/44 ................. 467 430,171
3.95%, 03/01/48 ................. 1,353 1,238,385
4.13%, 06/01/48 ................. 403 377,386
3.15%, 10/01/49 ................. 2,531 2,010,237
2.88%, 12/04/51 ................. 270 200,767
MidAmerican Energy Co.
3.10%, 05/01/27 ................. 90 86,873
3.65%, 04/15/29 ................. 2,272 2,207,242
3.65%, 08/01/48 ................. 180 152,608
4.25%, 07/15/49 ................. 910 843,973
3.15%, 04/15/50 ................. 1,371 1,073,193
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
............... 317 309,284
Northern States Power Co.
4.00%, 08/15/45 ................. 669 589,793
2.90%, 03/01/50 ................. 1,200 901,994
3.20%, 04/01/52 ................. 540 424,106
NRG Energy, Inc.
(b)
2.45%, 12/02/27 ................. 3,615 3,103,960
4.45%, 06/15/29 ................. 1,496 1,339,971
NSTAR Electric Co., 3.95%, 04/01/30 .... 425 415,817
Ohio Power Co.
Series Q, 1.63%, 01/15/31 .......... 623 501,036
4.00%, 06/01/49 ................. 983 845,679
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 ................. 2,302 2,239,834
4.15%, 06/01/32
(b)
................ 330 330,550
3.80%, 09/30/47 ................. 565 497,792
3.80%, 06/01/49 ................. 968 849,324
5.35%, 10/01/52 ................. 384 417,399
Pacific Gas & Electric Co.
2.50%, 02/01/31 ................. 145 110,915
4.95%, 07/01/50 ................. 858 684,608
PECO Energy Co., 3.05%, 03/15/51 ..... 1,924 1,469,722
Public Service Electric & Gas Co.
3.65%, 09/01/28 ................. 2,089 2,034,616
3.20%, 05/15/29 ................. 472 449,461
3.00%, 03/01/51 ................. 545 412,749
Southern California Edison Co.
Series 20C, 1.20%, 02/01/26 ........ 730 653,118
2.25%, 06/01/30 ................. 2,987 2,507,694
Southwestern Public Service Co., Series 8,
3.15%, 05/01/50 ................ 2,123 1,620,707
Tampa Electric Co.
4.45%, 06/15/49 ................. 892 824,526
3.45%, 03/15/51 ................. 508 399,970
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
.................... 3,808 3,745,134
Virginia Electric & Power Co., 4.00%, 01/15/43 1,160 1,014,792
Vistra Operations Co. LLC
(b)
5.13%, 05/13/25 ................. 4,903 4,854,730
4.30%, 07/15/29 ................. 3,137 2,840,947
100,730,896

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Entertainment — 0.1%
Electronic Arts, Inc., 1.85%, 02/15/31 ..... USD 2,914 $ 2,367,431
Walt Disney Co. (The)
2.75%, 09/01/49 ................. 2,429 1,733,805
4.70%, 03/23/50 ................. 689 679,540
4,780,776
Equity Real Estate Investment Trusts (REITs) — 1.9%
Alexandria Real Estate Equities, Inc., 2.95%,
03/15/34 ..................... 476 396,086
American Tower Corp.
2.95%, 01/15/25 ................. 176 169,925
1.30%, 09/15/25 ................. 916 829,276
3.65%, 03/15/27 ................. 940 892,653
3.95%, 03/15/29 ................. 885 823,877
3.80%, 08/15/29 ................. 5,742 5,270,490
2.10%, 06/15/30 ................. 2,256 1,806,722
2.30%, 09/15/31 ................. 801 634,443
Boston Properties LP, 3.13%, 09/01/23 .... 616 611,541
Crown Castle International Corp.
3.15%, 07/15/23 ................. 245 242,335
2.90%, 03/15/27 ................. 601 554,212
3.10%, 11/15/29 ................. 4,449 3,927,528
3.30%, 07/01/30 ................. 2,562 2,259,468
2.25%, 01/15/31 ................. 2,420 1,962,950
2.10%, 04/01/31 ................. 919 730,947
2.50%, 07/15/31 ................. 1,760 1,440,194
Digital Dutch Finco BV
(d)
1.50%, 03/15/30 ................. EUR 1,950 1,654,542
1.00%, 01/15/32 ................. 1,070 797,485
Duke Realty LP, 1.75%, 02/01/31 ....... USD 3,245 2,638,221
Equinix , Inc.
1.25%, 07/15/25 ................. 601 545,972
1.00%, 09/15/25 ................. 2,149 1,925,306
3.20%, 11/18/29 ................. 3,250 2,887,098
2.15%, 07/15/30 ................. 2,427 1,963,434
2.50%, 05/15/31 ................. 1,201 973,186
3.90%, 04/15/32 ................. 5,886 5,323,321
GLP Capital LP
5.25%, 06/01/25 ................. 2,013 1,974,129
4.00%, 01/15/30 ................. 4,627 4,052,103
4.00%, 01/15/31 ................. 2,571 2,217,304
3.25%, 01/15/32 ................. 4,689 3,758,094
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 ................. 684 575,348
4.15%, 04/15/32 ................. 1,217 1,104,954
National Retail Properties, Inc.
2.50%, 04/15/30 ................. 1,554 1,323,509
3.50%, 04/15/51 ................. 1,224 915,605
3.00%, 04/15/52 ................. 1,157 788,557
Realty Income Corp., 3.25%, 01/15/31 .... 1,331 1,209,972
Service Properties Trust, 4.35%, 10/01/24 .. 990 804,474
Trust Fibra Uno, 6.39%, 01/15/50
(d)
...... 342 272,061
VICI Properties LP
4.38%, 05/15/25 ................. 615 600,658
4.63%, 06/15/25
(b)
................ 447 425,209
4.50%, 09/01/26
(b)
................ 323 297,160
4.25%, 12/01/26
(b)
................ 1,536 1,402,844
3.75%, 02/15/27
(b)
................ 811 713,333
4.75%, 02/15/28 ................. 1,720 1,641,688
4.95%, 02/15/30 ................. 2,120 2,009,145
67,347,359
Gas Utilities — 0.2%
Atmos Energy Corp., 4.13%, 03/15/49 .... 684 619,343
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ..................... 5,245 4,259,919
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
ONE Gas, Inc., 2.00%, 05/15/30 ........ USD 480 $ 400,077
Promigas SA ESP
3.75%, 10/16/29
(d)
................ 936 749,385
3.75%, 10/16/29
(b)
................ 959 767,799
6,796,523
Health Care Equipment & Supplies — 0.0%
Baxter International, Inc., 1.92%, 02/01/27 . 560 501,495
Boston Scientific Corp., 2.65%, 06/01/30 .. 1,287 1,122,991
1,624,486
Health Care Providers & Services — 1.1%
Aetna, Inc.
6.63%, 06/15/36 ................. 344 388,180
4.50%, 05/15/42 ................. 745 666,018
4.75%, 03/15/44 ................. 5 4,585
Centene Corp.
2.45%, 07/15/28 ................. 1,254 1,045,886
3.00%, 10/15/30 ................. 3,317 2,748,964
Cigna Corp., 3.40%, 03/15/51 ......... 1,731 1,331,465
CVS Health Corp.
3.75%, 04/01/30 ................. 6,477 6,058,311
5.13%, 07/20/45 ................. 4,928 4,746,759
HCA, Inc.
5.00%, 03/15/24 ................. 429 430,932
5.25%, 04/15/25 ................. 3,462 3,467,386
3.50%, 09/01/30 ................. 3,233 2,750,346
2.38%, 07/15/31 ................. 5,518 4,302,468
3.63%, 03/15/32
(b)
................ 3,781 3,189,660
3.50%, 07/15/51 ................. 1,574 1,074,941
4.63%, 03/15/52
(b)
................ 1,614 1,291,300
Humana, Inc.
4.50%, 04/01/25 ................. 491 494,549
4.88%, 04/01/30 ................. 824 832,113
UnitedHealth Group, Inc.
3.38%, 04/15/27 ................. 80 78,696
4.63%, 11/15/41 ................. 1,829 1,799,775
4.20%, 01/15/47 ................. 953 887,654
3.70%, 08/15/49 ................. 596 508,299
2.90%, 05/15/50 ................. 914 684,516
38,782,803
Hotels, Restaurants & Leisure — 0.0%
Marriott International, Inc., Series HH, 2.85%,
04/15/31 ..................... 424 351,615
Industrial Conglomerates — 0.0%
GE Capital Funding LLC, 4.55%, 05/15/32 . 802 773,563
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 ............. 857 800,434
1,573,997
Insurance — 0.3%
American International Group, Inc., 4.75%,
04/01/48 ..................... 1,021 954,921
Aon Corp.
4.50%, 12/15/28 ................. 1,371 1,357,404
3.75%, 05/02/29 ................. 938 885,946
2.80%, 05/15/30 ................. 3,868 3,381,140
3.90%, 02/28/52 ................. 81 66,250
Berkshire Hathaway Finance Corp., 3.85%,
03/15/52 ..................... 536 458,846
Hartford Financial Services Group, Inc. (The),
5.95%, 10/15/36 ................ 721 785,955
Marsh & McLennan Cos., Inc., 2.25%, 11/15/30 1,547 1,305,347
9,195,809

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
2.50%, 06/03/50 ................. USD 2,482 $ 1,749,294
4.10%, 04/13/62 ................. 355 321,184
2,070,478
IT Services — 0.6%
Fidelity National Information Services, Inc.
1.00%, 12/03/28 ................. EUR 2,131 1,935,105
2.25%, 03/01/31 ................. USD 2,633 2,137,012
Fiserv, Inc., 3.50%, 07/01/29 .......... 1,760 1,605,449
Global Payments, Inc.
1.20%, 03/01/26 ................. 4,575 4,030,247
4.80%, 04/01/26 ................. 3,096 3,095,866
2.15%, 01/15/27 ................. 327 290,233
3.20%, 08/15/29 ................. 5,011 4,379,030
2.90%, 05/15/30 ................. 728 614,275
International Business Machines Corp.
4.25%, 05/15/49 ................. 1,045 923,471
3.43%, 02/09/52 ................. 1,225 942,419
19,953,107
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.
3.05%, 09/22/26 ................. 2,061 1,967,547
2.75%, 09/15/29 ................. 820 715,814
2.10%, 06/04/30 ................. 245 199,593
2.30%, 03/12/31 ................. 585 476,575
3,359,529
Machinery — 0.2%
CNH Industrial Capital LLC, 4.20%, 01/15/24 4,412 4,414,947
Otis Worldwide Corp., 2.57%, 02/15/30 ... 1,407 1,215,448
5,630,395
Media — 1.0%
Charter Communications Operating LLC
2.25%, 01/15/29 ................. 133 109,282
4.40%, 04/01/33 ................. 1,943 1,734,784
3.50%, 03/01/42 ................. 1,878 1,303,221
6.48%, 10/23/45 ................. 3,644 3,542,586
5.38%, 05/01/47 ................. 3,700 3,150,408
3.70%, 04/01/51 ................. 493 333,611
6.83%, 10/23/55 ................. 1,104 1,109,511
3.85%, 04/01/61 ................. 1,940 1,275,813
4.40%, 12/01/61 ................. 805 578,962
3.95%, 06/30/62 ................. 3,007 2,008,779
Comcast Corp.
3.15%, 02/15/28 ................. 1,876 1,788,262
2.65%, 02/01/30 ................. 3,085 2,760,476
4.25%, 10/15/30 ................. 2,404 2,370,225
3.40%, 07/15/46 ................. 1,090 870,731
3.97%, 11/01/47 ................. 814 703,882
2.45%, 08/15/52 ................. 3,087 2,048,879
2.94%, 11/01/56 ................. 1,161 806,773
Cox Communications, Inc.
(b)
3.15%, 08/15/24 ................. 2,304 2,249,174
3.60%, 06/15/51 ................. 1,352 1,016,633
Discovery Communications LLC, 1.90%,
03/19/27 ..................... EUR 2,645 2,595,955
Grupo Televisa SAB, 6.63%, 01/15/40 .... USD 175 190,127
Interpublic Group of Cos., Inc. (The), 4.75%,
03/30/30 ..................... 958 940,004
Omnicom Group, Inc., 2.45%, 04/30/30 ... 611 515,119
Paramount Global
4.38%, 03/15/43 ................. 679 525,143
5.85%, 09/01/43 ................. 591 552,154
Security
Par (000)
Par (000) Value
Media (continued)
Time Warner Cable LLC
6.55%, 05/01/37 ................. USD 674 $ 674,859
5.88%, 11/15/40 ................. 994 910,888
36,666,241
Metals & Mining — 0.6%
Anglo American Capital plc
(b)
5.63%, 04/01/30 ................. 1,911 1,932,260
2.63%, 09/10/30 ................. 2,297 1,887,766
2.88%, 03/17/31 ................. 490 405,958
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 2,325 1,944,281
Freeport Indonesia PT, 4.76%, 04/14/27
(b)
.. 380 363,850
Fresnillo plc, 4.25%, 10/02/50
(d)
........ 459 336,590
Glencore Funding LLC
(b)
1.63%, 04/27/26 ................. 2,945 2,605,054
2.50%, 09/01/30 ................. 3,349 2,728,174
2.85%, 04/27/31 ................. 3,782 3,122,493
2.63%, 09/23/31 ................. 1,689 1,361,019
3.38%, 09/23/51 ................. 1,020 695,362
Industrias Penoles SAB de CV
(d)
5.65%, 09/12/49 ................. 459 409,026
4.75%, 08/06/50 ................. 259 204,416
Newmont Corp., 2.25%, 10/01/30 ....... 1,212 1,006,026
Nucor Corp., 3.95%, 05/01/28 ......... 933 901,263
19,903,538
Multi-Utilities — 0.1%
Ameren Illinois Co.
3.80%, 05/15/28 ................. 430 422,078
3.25%, 03/15/50 ................. 811 632,557
Consumers Energy Co.
3.80%, 11/15/28 ................. 81 79,173
3.75%, 02/15/50 ................. 1,096 951,274
3.50%, 08/01/51 ................. 817 679,371
2,764,453
Oil, Gas & Consumable Fuels — 3.4%
Boardwalk Pipelines LP, 4.80%, 05/03/29 .. 9 8,720
BP Capital Markets America, Inc.
3.79%, 02/06/24 ................. 1,163 1,167,756
3.19%, 04/06/25 ................. 640 631,817
3.00%, 03/17/52 ................. 1,650 1,188,584
Cameron LNG LLC
(b)
3.30%, 01/15/35 ................. 4,650 3,979,075
3.40%, 01/15/38 ................. 1,038 881,916
Cenovus Energy, Inc., 3.75%, 02/15/52 ... 126 95,716
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 ................. 5,195 5,383,064
5.88%, 03/31/25 ................. 778 796,570
5.13%, 06/30/27 ................. 8,553 8,584,517
3.70%, 11/15/29 ................. 510 466,498
2.74%, 12/31/39 ................. 2,301 1,815,884
Devon Energy Corp.
8.25%, 08/01/23 ................. 300 311,828
5.88%, 06/15/28 ................. 84 85,703
4.50%, 01/15/30 ................. 423 399,566
4.75%, 05/15/42 ................. 930 843,404
5.00%, 06/15/45 ................. 694 643,572
Diamondback Energy, Inc.
3.25%, 12/01/26 ................. 3,916 3,820,601
3.50%, 12/01/29 ................. 9,122 8,355,423
3.13%, 03/24/31 ................. 2,831 2,465,666
4.40%, 03/24/51 ................. 1,769 1,506,335
4.25%, 03/15/52 ................. 1,079 894,875
EIG Pearl Holdings SARL, 4.39%, 11/30/46
(b)
1,909 1,493,869

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
4.20%, 09/15/23 ................. USD 2,350 $ 2,353,490
4.50%, 11/01/23 ................. 725 728,623
3.90%, 05/15/24
(c)
................ 2,971 2,947,926
2.90%, 05/15/25 ................. 1,622 1,541,682
5.95%, 12/01/25 ................. 1,740 1,800,904
4.40%, 03/15/27 ................. 385 372,839
4.00%, 10/01/27 ................. 139 131,556
4.95%, 06/15/28 ................. 760 748,893
6.63%, 10/15/36 ................. 396 397,531
7.50%, 07/01/38 ................. 16 17,138
6.50%, 02/01/42 ................. 685 682,716
6.10%, 02/15/42 ................. 541 503,106
5.15%, 02/01/43 ................. 537 457,376
6.25%, 04/15/49 ................. 105 101,778
5.00%, 05/15/50 ................. 2,444 2,079,708
Enterprise Products Operating LLC
3.13%, 07/31/29 ................. 1,523 1,370,601
5.95%, 02/01/41 ................. 1,194 1,246,772
3.20%, 02/15/52 ................. 831 596,741
3.30%, 02/15/53 ................. 769 559,362
Kinder Morgan, Inc., 3.60%, 02/15/51 .... 780 574,301
Marathon Petroleum Corp., 5.00%, 09/15/54 1,003 900,862
MPLX LP
4.88%, 12/01/24 ................. 1,524 1,534,394
1.75%, 03/01/26 ................. 888 799,502
NGPL PipeCo LLC
(b)
4.88%, 08/15/27 ................. 2,939 2,907,669
3.25%, 07/15/31 ................. 2,540 2,116,182
Northwest Pipeline LLC, 4.00%, 04/01/27 .. 5,629 5,480,134
Sabine Pass Liquefaction LLC
5.63%, 04/15/23
(c)
................ 1,205 1,216,427
5.75%, 05/15/24 ................. 6,544 6,673,831
5.63%, 03/01/25 ................. 11,757 11,991,013
5.88%, 06/30/26 ................. 2,204 2,277,241
5.00%, 03/15/27 ................. 579 580,401
4.50%, 05/15/30 ................. 2,100 2,012,467
Suncor Energy, Inc., 6.50%, 06/15/38 .... 902 997,236
Targa Resources Corp., 4.95%, 04/15/52 .. 960 822,672
Targa Resources Partners LP, 5.00%, 01/15/28 160 152,323
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
.................... 3,645 3,436,454
TransCanada PipeLines Ltd., 4.63%, 03/01/34 411 394,364
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 ................. 3,912 4,320,033
4.00%, 03/15/28 ................. 4,054 3,927,792
3.95%, 05/15/50 ................. 466 386,800
117,961,799
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, 8.88%, 05/15/31 .... 165 217,204
Suzano Austria GmbH
5.75%, 07/14/26
(b)
................ 200 202,200
5.00%, 01/15/30 ................. 1,194 1,080,272
3.75%, 01/15/31 ................. 570 460,389
Series DM3N, 3.13%, 01/15/32 ....... 1,097 824,121
2,784,186
Pharmaceuticals — 0.1%
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 ................. 1,379 1,404,704
2.05%, 03/31/30 ................. 1,918 1,604,243
3,008,947
Professional Services — 0.0%
Equifax, Inc., 2.35%, 09/15/31 ......... 434 347,177
Security
Par (000)
Par (000) Value
Road & Rail — 0.8%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40 ................. USD 1,030 $ 1,129,939
4.45%, 03/15/43 ................. 406 385,776
3.30%, 09/15/51 ................. 1,669 1,338,027
2.88%, 06/15/52 ................. 690 515,215
4.45%, 01/15/53 ................. 575 556,099
Canadian Pacific Railway Co., 2.05%, 03/05/30 17 14,386
CSX Corp.
4.30%, 03/01/48 ................. 1,496 1,364,977
4.75%, 11/15/48 ................. 1,081 1,055,524
4.25%, 11/01/66 ................. 408 343,666
Norfolk Southern Corp.
3.65%, 08/01/25 ................. 1,005 1,001,271
2.90%, 06/15/26 ................. 730 696,715
3.00%, 03/15/32 ................. 2,577 2,323,148
4.45%, 06/15/45 ................. 23 21,451
3.40%, 11/01/49 ................. 842 661,690
3.05%, 05/15/50 ................. 455 333,331
4.05%, 08/15/52 ................. 709 617,607
4.55%, 06/01/53 ................. 615 581,081
Penske Truck Leasing Co. LP
(b)
4.25%, 01/17/23 ................. 1,550 1,554,987
2.70%, 11/01/24 ................. 710 681,552
4.00%, 07/15/25 ................. 1,555 1,530,725
1.20%, 11/15/25 ................. 1,773 1,582,935
1.70%, 06/15/26 ................. 736 656,002
Ryder System, Inc.
2.50%, 09/01/24 ................. 549 529,647
4.63%, 06/01/25 ................. 3,096 3,112,407
3.35%, 09/01/25 ................. 999 968,441
Union Pacific Corp.
3.25%, 01/15/25 ................. 585 579,635
2.75%, 03/01/26 ................. 777 745,557
2.95%, 03/10/52 ................. 217 159,653
3.95%, 08/15/59 ................. 39 33,224
3.84%, 03/20/60 ................. 2,355 1,965,746
2.97%, 09/16/62 ................. 1,712 1,184,940
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ...... 1,218 1,195,504
29,420,858
Semiconductors & Semiconductor Equipment — 1.3%
Analog Devices, Inc., 2.95%, 10/01/51 .... 450 343,342
Applied Materials, Inc., 2.75%, 06/01/50 ... 984 732,813
Broadcom Corp., 3.88%, 01/15/27 ...... 3,281 3,156,964
Broadcom, Inc.
3.15%, 11/15/25 ................. 1,154 1,111,335
4.15%, 04/15/32
(b)
................ 1,295 1,169,131
3.42%, 04/15/33
(b)
................ 8,852 7,318,340
3.47%, 04/15/34
(b)
................ 1,041 847,236
4.93%, 05/15/37
(b)
................ 3,147 2,821,420
Intel Corp.
3.73%, 12/08/47 ................. 2,636 2,236,531
3.20%, 08/12/61 ................. 458 334,636
KLA Corp.
4.10%, 03/15/29 ................. 3,672 3,627,436
3.30%, 03/01/50 ................. 3,091 2,448,062
5.25%, 07/15/62 ................. 1,640 1,690,522
Lam Research Corp.
3.75%, 03/15/26 ................. 349 348,144
4.88%, 03/15/49 ................. 1,602 1,628,233
2.88%, 06/15/50 ................. 497 364,517
NXP BV
4.30%, 06/18/29 ................. 6,751 6,438,766
3.40%, 05/01/30 ................. 1,493 1,331,849
2.50%, 05/11/31 ................. 6,611 5,422,260

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.
4.80%, 05/20/45 ................. USD 790 $ 809,388
4.30%, 05/20/47 ................. 1,003 961,625
TSMC Arizona Corp., 4.25%, 04/22/32 .... 2,300 2,264,557
47,407,107
Software — 1.0%
Autodesk, Inc.
3.50%, 06/15/27 ................. 2,529 2,418,614
2.40%, 12/15/31 ................. 1,519 1,239,818
Citrix Systems, Inc., 3.30%, 03/01/30 ..... 1,277 1,245,555
Microsoft Corp.
2.53%, 06/01/50 ................. 3,117 2,295,752
2.92%, 03/17/52 ................. 142 112,012
Oracle Corp.
3.90%, 05/15/35 ................. 2,544 2,098,121
3.80%, 11/15/37 ................. 2,558 1,990,225
6.13%, 07/08/39 ................. 387 387,491
3.60%, 04/01/40 ................. 7,525 5,623,432
3.65%, 03/25/41 ................. 2,072 1,544,099
4.13%, 05/15/45 ................. 5,375 4,087,979
4.00%, 07/15/46 ................. 1,339 989,959
3.60%, 04/01/50 ................. 1,576 1,094,782
3.95%, 03/25/51 ................. 130 95,485
4.38%, 05/15/55 ................. 531 400,158
Roper Technologies, Inc., 2.95%, 09/15/29 . 741 653,601
Salesforce, Inc., 3.05%, 07/15/61 ....... 1,739 1,271,506
ServiceNow, Inc., 1.40%, 09/01/30 ...... 3,569 2,792,828
VMware, Inc.
1.80%, 08/15/28 ................. 1,969 1,635,174
4.70%, 05/15/30 ................. 675 650,827
2.20%, 08/15/31 ................. 4,018 3,163,881
Workday, Inc., 3.80%, 04/01/32 ........ 835 762,919
36,554,218
Specialty Retail — 0.2%
InRetail Consumer, 3.25%, 03/22/28
(b)
.... 635 523,994
Lowe's Cos., Inc.
2.50%, 04/15/26 ................. 408 385,450
1.30%, 04/15/28 ................. 1,569 1,325,266
1.70%, 09/15/28 ................. 436 371,193
3.65%, 04/05/29 ................. 1,432 1,350,078
2.80%, 09/15/41 ................. 1,860 1,350,871
4.25%, 04/01/52 ................. 670 580,185
5,887,037
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
2.38%, 02/08/41 ................. 1,020 780,208
3.85%, 05/04/43 ................. 1,243 1,143,219
2.55%, 08/20/60 ................. 3,689 2,526,312
2.80%, 02/08/61 ................. 451 323,727
Dell International LLC
4.90%, 10/01/26 ................. 367 367,132
8.35%, 07/15/46 ................. 66 82,192
3.45%, 12/15/51
(b)
................ 790 534,498
Hewlett Packard Enterprise Co., 6.35%,
10/15/45
(c)
.................... 497 499,904
HP, Inc.
2.65%, 06/17/31 ................. 535 429,765
6.00%, 09/15/41 ................. 242 244,415
Seagate HDD Cayman, 4.09%, 06/01/29 .. 252 216,720
Western Digital Corp., 2.85%, 02/01/29 ... 2,940 2,393,733
9,541,825
Thrifts & Mortgage Finance — 0.0%
BPCE SA, 2.70%, 10/01/29
(b)
.......... 1,001 871,588
Security
Par (000)
Par (000) Value
Tobacco — 0.2%
Altria Group, Inc.
3.40%, 05/06/30 ................. USD 590 $ 500,475
3.13%, 06/15/31 ................. EUR 2,880 2,644,245
2.45%, 02/04/32 ................. USD 422 317,820
3.40%, 02/04/41 ................. 1,968 1,302,701
BAT Capital Corp.
4.76%, 09/06/49 ................. 64 48,255
3.98%, 09/25/50 ................. 937 645,547
Philip Morris International, Inc., 1.45%,
08/01/39 ..................... EUR 2,600 1,541,128
Reynolds American, Inc., 5.85%, 08/15/45 .. USD 1,002 840,771
7,840,942
Trading Companies & Distributors — 0.1%
United Rentals North America, Inc., 3.88%,
11/15/27 ..................... 1,880 1,748,400
Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc.
(b)
3.80%, 03/15/32 ................. 4,973 4,547,361
4.55%, 03/15/52 ................. 3,032 2,662,574
T-Mobile USA, Inc.
3.88%, 04/15/30 ................. 9,806 9,151,509
2.55%, 02/15/31 ................. 483 406,417
2.70%, 03/15/32
(b)
................ 1,741 1,460,676
3.40%, 10/15/52
(b)
................ 1,850 1,366,168
19,594,705
Total Corporate Bonds — 32.3%
(Cost: $1,300,015,806) ........................... 1,135,896,187
Foreign Agency Obligations
Colombia — 0.0%
(b)
Ecopetrol SA, 6.88%
,
04/29/30 ......... 1,195 1,050,405
Empresas Publicas de Medellin ESP
(b)
4.25%, 07/18/29 ................. 552 431,698
4.38%, 02/15/31 ................. 511 388,456
1,870,559
Mexico — 0.3%
Petroleos Mexicanos
Series 13-2, 7.19%, 09/12/24 ........ MXN 212 958,404
6.88%, 10/16/25 ................. USD 438 407,340
8.75%, 06/02/29
(b)
................ 2,125 1,900,945
6.70%, 02/16/32 ................. 7,738 5,861,535
5.50%, 06/27/44 ................. 389 221,147
6.75%, 09/21/47 ................. 571 349,738
9,699,109
Total Foreign Agency Obligations — 0.3%
(Cost: $14,511,867) .............................. 11,569,668
Foreign Government Obligations
Colombia — 0.1%
Republic of Colombia
4.50%, 03/15/29 ................. 2,491 2,152,068
7.00%, 03/26/31 ................. COP 3,077,000 557,991
7.25%, 10/18/34 ................. 2,711,000 466,840
4.13%, 02/22/42 ................. USD 400 251,200
4.13%, 05/15/51 ................. 600 360,300
3,788,399
Hungary — 0.0%
Hungary Government Bond, 5.50%
,
06/16/34
(b)
1,069 1,037,078

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Indonesia — 0.1%
Republic of Indonesia
2.85%, 02/14/30 ................. USD 298 $ 265,276
3.05%, 03/12/51 ................. 2,624 1,991,249
2,256,525
Mexico — 0.3%
United Mexican States
2.66%, 05/24/31 ................. 4,749 3,908,427
4.50%, 01/31/50 ................. 5,805 4,510,848
4.40%, 02/12/52 ................. 1,520 1,143,800
9,563,075
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ................. 1,275 1,217,067
4.50%, 04/01/56 ................. 2,439 1,942,511
3,159,578
Peru — 0.1%
Republic of Peru
4.13%, 08/25/27 ................. 536 525,548
3.55%, 03/10/51 ................. 2,119 1,579,714
2,105,262
Philippines — 0.1%
Republic of Philippines
3.00%, 02/01/28 ................. 3,147 2,974,261
3.20%, 07/06/46 ................. 2,747 2,046,817
5,021,078
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35
(h)( i )
... RUB 257,079 397,304
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27 ................. USD 1,813 1,834,047
5.10%, 06/18/50 ................. 1,369 1,372,727
3,206,774
Total Foreign Government Obligations — 0.9%
(Cost: $40,069,426) .............................. 30,535,073
Municipal Bonds
California - 0.5%
Bay Area Toll Authority , Series 2010S-1, RB,
7.04%, 04/01/50 ................. 1,925 2,675,932
Los Angeles Community College District , Series
2010E, GO, 6.60%, 08/01/42 ......... 980 1,254,289
Los Angeles Unified School District , Series
2010RY, GO, 6.76%, 07/01/34 ........ 2,505 2,979,938
State of California
Series 2018, GO, 4.60%, 04/01/38 ..... 4,110 4,158,729
Series 2009, GO, 7.55%, 04/01/39 ..... 1,300 1,767,177
University of California , Series 2012AD, RB,
4.86%, 05/15/12 ................. 425 401,250
13,237,315
Georgia - 0.0%
Municipal Electric Authority of Georgia , Series
2010-A, RB, 6.64%, 04/01/57 ........ 674 793,495
Illinois - 0.1%
State of Illinois , Series 2003, GO,
5.10%, 06/01/33 ................. 4,725 4,745,510
Massachusetts - 0.0%
Massachusetts Housing Finance Agency ,
Series 2015A, RB, AMT, 4.50%, 12/01/48 230 223,305
Security
Par (000)
Par (000) Value
New Jersey - 0.0%
New Jersey Turnpike Authority , Series 2009F,
RB, 7.41%, 01/01/40 .............. USD 665 $ 882,988
New York - 0.1%
Metropolitan Transportation Authority
Series 2010A, RB, 6.67%, 11/15/39 .... 270 327,178
Series 2010, RB, 6.81%, 11/15/40 ..... 730 886,158
New York City Municipal Water Finance
Authority , Series 2011CC, RB,
5.88%, 06/15/44 ................. 440 530,638
New York State Dormitory Authority , Series
2010H, RB, 5.39%, 03/15/40 ......... 320 351,152
Port Authority of New York & New Jersey ,
Series 2014-181, RB, 4.96%, 08/01/46 .. 1,665 1,759,236
3,854,362
Ohio - 0.0%
American Municipal Power, Inc. , Series 2010A,
RB, 8.08%, 02/15/50 .............. 765 1,109,292
Texas - 0.1%
City of San Antonio Electric & Gas Systems ,
Series 2010A, RB, 5.81%, 02/01/41 .... 1,095 1,249,612
State of Texas , Series 2009A, GO,
5.52%, 04/01/39 ................. 1,235 1,409,399
2,659,011
Total Municipal Bonds — 0.8%
(Cost: $29,368,193) .............................. 27,505,278
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.6%
Angel Oak Mortgage Trust
(a)(b)
Series 2020-3, Class A3, 2.87%, 04/25/65 672 642,370
Series 2020-3, Class M1, 3.81%, 04/25/65 880 824,373
Series 2020-4, Class A3, 2.81%, 06/25/65 269 258,373
Angel Oak Mortgage Trust I LLC, Series 2019-
4, Class A3, 3.30%, 07/26/49
(a)(b)
...... 155 153,925
CHL Mortgage Pass-Through Trust, Series
2004-29, Class 1A1, (LIBOR USD 1 Month +
0.54%), 2.16%, 02/25/35
(a)
.......... 179 165,059
COLT Mortgage Loan Trust
(a)(b)
Series 2020-2, Class M1, 5.25%, 03/25/65 1,283 1,249,303
Series 2020-3, Class A3, 2.38%, 04/27/65 179 171,350
Credit Suisse Mortgage Capital Certificates,
Series 2020-SPT1, Class M1, 3.39%,
04/25/65
(a)(b)
.................... 1,020 977,420
Deephaven Residential Mortgage Trust, Series
2020-2, Class A3, 2.86%, 05/25/65
(b)
.... 2,000 1,982,107
Homeward Opportunities Fund I Trust
(a)(b)
Series 2020-2, Class A2, 2.63%, 05/25/65 1,733 1,698,798
Series 2020-2, Class A3, 3.20%, 05/25/65 1,237 1,200,352
JPMorgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A, 2.50%,
12/25/51 .................... 20,063 17,142,297
Series 2021-INV7, Class A3A, 2.50%,
02/25/52 .................... 11,139 10,061,699
Series 2021-INV7, Class A4A, 2.50%,
02/25/52 .................... 4,034 2,933,727
Series 2021-INV7, Class A5A, 2.50%,
02/25/52 .................... 2,306 1,947,055
MFA Trust, Series 2020-NQM1, Class A3,
2.30%, 08/25/49
(a)(b)
............... 454 440,080
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (LIBOR USD 1 Month
+ 0.34%), 1.40%, 04/16/36
(a)(b)
........ 2,125 1,987,676

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
MortgageIT Trust, Series 2004-1, Class A1,
(LIBOR USD 1 Month + 0.78%), 2.40%,
11/25/34
(a)
..................... USD 257 $ 247,778
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
. 226 222,226
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
... 101 97,010
Residential Mortgage Loan Trust
(a)(b)
Series 2020-2, Class A2, 2.51%, 05/25/60 1,500 1,462,817
Series 2020-2, Class M1, 3.57%, 05/25/60 1,680 1,640,849
Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL1, Class A,
3.36%, 04/25/31
(b)
................ 107 106,231
Verus Securitization Trust
(b)
Series 2019-INV2, Class M1, 3.50%,
07/25/59
(a)
................... 3,000 2,991,609
Series 2020-4, Class A3, 2.32%, 05/25/65
(c)
632 604,433
Series 2020-4, Class M1, 3.29%, 05/25/65
(a)
670 641,717
Series 2020-5, Class M1, 2.60%, 05/25/65
(a)
1,700 1,539,091
Series 2020-INV1, Class A2, 3.04%,
03/25/60
(a)
................... 902 880,080
Series 2020-INV1, Class A3, 3.89%,
03/25/60
(a)
................... 1,000 988,449
Visio Trust, Series 2020-1, Class M1, 4.45%,
08/25/55
(a)(b)
.................... 2,000 1,844,480
Vista Point Securitization Trust
(a)(b)
Series 2020-1, Class A1, 1.76%, 03/25/65 39 38,809
Series 2020-2, Class A3, 2.50%, 04/25/65 666 641,912
57,783,455
Commercial Mortgage-Backed Securities — 5.3%
Alen Mortgage Trust, Series 2021-ACEN, Class
D, (LIBOR USD 1 Month + 3.10%), 4.42%,
04/15/34
(a)(b)
.................... 587 556,431
Arbor Multifamily Mortgage Securities Trust
(b)
Series 2020-MF1, Class D, 1.75%, 05/15/53 1,080 720,264
Series 2020-MF1, Class E, 1.75%, 05/15/53 600 394,365
AREIT 2022-CRE7 LLC, Series 2022-CRE7,
Class A, (TSFR1M + 2.24%), 3.24%,
06/17/39
(a)(b)
.................... 918 911,899
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
3.42%, 04/15/35
(a)(b)
............... 174 162,712
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (LIBOR USD 1 Month + 1.95%),
3.27%, 12/15/36
(a)(b)
............... 4,050 3,744,420
Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.28%, 08/10/35 100 95,943
Series 2015-1211, Class D, 4.28%, 08/10/35 1,401 1,306,652
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2017-SCH, Class AF, (LIBOR USD 1
Month + 1.00%), 2.32%, 11/15/33 ... 1,480 1,390,242
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 2.82%, 11/15/32 ... 1,450 1,270,229
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 3.32%, 11/15/32 ... 1,490 1,233,750
Series 2018-DSNY, Class C, (LIBOR USD 1
Month + 1.35%), 2.67%, 09/15/34 ... 1,000 949,784
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 3.02%, 09/15/34 ... 830 784,687
BANK
Series 2019-BN21, Class A5, 2.85%,
10/17/52 .................... 251 228,611
Series 2021-BN33, Class A5, 2.56%,
05/15/64 .................... 5,673 4,943,638
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-BN35, Class A5, 2.29%,
06/15/64 .................... USD 1,280 $ 1,086,306
Series 2021-BN37, Class A5, 2.62%,
11/15/64
(a)
................... 747 651,642
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (LIBOR USD 1
Month + 0.48%), 2.10%, 11/25/35 ... 231 209,819
Series 2005-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 2.07%, 01/25/36 ... 1,655 1,498,469
Series 2006-4A, Class A1, (LIBOR USD 1
Month + 0.35%), 1.97%, 12/25/36 ... 355 326,977
BBCMS Mortgage Trust
Series 2017-C1, Class B, 4.09%, 02/15/50 2,000 1,897,273
Series 2018-TALL, Class A, (LIBOR USD 1
Month + 0.72%), 2.05%, 03/15/37
(a)(b)
. 232 221,232
Series 2021-C12, Class A5, 2.69%, 11/15/54 1,455 1,270,516
Series 2022-C16, Class A5, 4.60%,
06/15/55
(a)
................... 960 980,430
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................ 863 828,518
BB-UBS Trust, Series 2012-SHOW, Class E,
4.16%, 11/05/36
(a)(b)
............... 260 235,038
Bear Stearns Commercial Mortgage Securities
Trust, Series 2005-PWR7, Class B, 5.21%,
02/11/41
(a)
..................... 46 45,040
Benchmark Mortgage Trust
Series 2018-B3, Class D, 3.19%, 04/10/51
(a)
(b)
......................... 130 102,085
Series 2018-B5, Class A3, 3.94%, 07/15/51 1,110 1,080,172
Series 2018-B5, Class C, 4.76%, 07/15/51
(a)
2,690 2,438,273
Series 2019-B10, Class 3CCA, 4.03%,
03/15/62
(a)(b)
.................. 823 681,652
Series 2021-B27, Class A5, 2.39%, 07/15/54 971 832,909
Series 2021-B29, Class A5, 2.39%, 09/15/54 576 492,692
Series 2022-B34, Class A5, 3.79%,
04/15/55
(a)
................... 878 840,279
Series 2022-B35, Class A5, 4.59%,
05/15/55
(a)
................... 600 606,981
BOCA Commercial Mortgage Trust, Series
2022-BOCA, Class A, (TSFR1M + 1.77%),
2.27%, 05/15/39
(a)(b)
............... 909 890,611
BWAY Mortgage Trust
(b)
Series 2013-1515, Class A2, 3.45%,
03/10/33 .................... 419 401,852
Series 2013-1515, Class C, 3.45%, 03/10/33 2,810 2,619,750
Series 2013-1515, Class E, 3.72%, 03/10/33 100 90,513
BX Commercial Mortgage Trust
(b)
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 2.77%, 10/15/36
(a)
.. 3,604 3,486,151
Series 2020-VIV2, Class C, 3.66%,
03/09/44
(a)
................... 1,450 1,213,676
Series 2020-VIV3, Class B, 3.66%,
03/09/44
(a)
................... 180 158,042
Series 2020-VIV4, Class A, 2.84%, 03/09/44 2,938 2,519,345
Series 2021-SOAR, Class D, (LIBOR USD 1
Month + 1.40%), 2.72%, 06/15/38
(a)
.. 2,114 1,997,191
Series 2021-VINO, Class D, (LIBOR USD 1
Month + 1.35%), 2.68%, 05/15/38
(a)
.. 3,600 3,364,946
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(a)
................... 2,214 1,915,126
Series 2022-CSMO, Class C, (TSFR1M +
3.89%), 4.64%, 06/15/27
(a)
........ 322 315,558
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 71 63,436

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-OC11, Class D, 4.08%,
12/09/41
(a)
................... USD 1,832 $ 1,593,714
Series 2021-ARIA, Class D, (LIBOR USD 1
Month + 1.90%), 3.22%, 10/15/36
(a)
.. 1,604 1,493,250
Series 2021-VIEW, Class D, (LIBOR USD 1
Month + 2.90%), 4.22%, 06/15/36
(a)
.. 2,110 1,995,909
Series 2022-LBA6, Class D, (TSFR1M +
2.00%), 3.28%, 01/15/39
(a)
........ 530 501,448
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37 210 184,646
Series 2017-GM, Class D, 3.54%, 06/13/39 140 122,812
Series 2021-601L, Class D, 2.87%, 01/15/44 1,052 752,651
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (LIBOR USD 1 Month +
1.75%), 3.07%, 12/15/37
(a)(b)
......... 815 783,808
Cassia SRL, Series 2022-1A, Class A,
(EURIBOR 3 Month + 2.50%), 2.03%,
05/22/34
(a)(b)
.................... EUR 1,479 1,473,865
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%,
02/10/50 .................... USD 280 272,582
Series 2017-CD5, Class B, 3.96%,
08/15/50
(a)
................... 446 417,551
Series 2018-CD7, Class C, 5.01%,
08/15/51
(a)
................... 4,250 4,010,979
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48 110 108,267
Series 2017-C8, Class B, 4.20%, 06/15/50
(a)
667 633,381
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
................... 410 407,192
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
................... 840 831,398
CHC Commercial Mortgage Trust, Series
2019-CHC, Class B, (LIBOR USD 1 Month +
1.50%), 2.82%, 06/15/34
(a)(b)
......... 1,600 1,546,925
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, 3.63%,
05/10/35
(a)(b)
.................. 245 234,753
Series 2014-GC19, Class C, 5.26%,
03/10/47
(a)
................... 120 118,181
Series 2015-GC27, Class B, 3.77%,
02/10/48 .................... 240 230,685
Series 2016-C1, Class D, 5.11%, 05/10/49
(a)
(b)
......................... 110 97,371
Series 2016-P3, Class C, 5.05%, 04/15/49
(a)
121 112,418
Series 2017-C4, Class A4, 3.47%, 10/12/50 290 276,602
Series 2018-C6, Class A4, 4.41%, 11/10/51 460 459,495
Series 2019-PRM, Class D, 4.35%,
05/10/36
(b)
................... 1,800 1,797,469
Cold Storage Trust, Series 2020-ICE5, Class
A, (LIBOR USD 1 Month + 0.90%), 2.22%,
11/15/37
(a)(b)
.................... 1,014 988,961
Commercial Mortgage Trust
Series 2013-GAM, Class E, 3.53%,
02/10/28
(a)(b)
.................. 490 441,106
Series 2014-CR15, Class C, 4.82%,
02/10/47
(a)
................... 853 840,875
Series 2014-CR18, Class A4, 3.55%,
07/15/47 .................... 108 106,656
Series 2014-CR21, Class A3, 3.53%,
12/10/47 .................... 302 296,928
Series 2015-CR24, Class B, 4.52%,
08/10/48
(a)
................... 1,892 1,846,259
Series 2015-LC23, Class A4, 3.77%,
10/10/48 .................... 200 196,763
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2016-667M, Class D, 3.28%,
10/10/36
(a)(b)
.................. USD 440 $ 365,220
Credit Suisse Mortgage Capital Certificates
(a)(b)
Series 2019-ICE4, Class B, (LIBOR USD 1
Month + 1.23%), 2.55%, 05/15/36 ... 2,658 2,598,814
Series 2020-NET, Class D, 3.83%, 08/15/37 600 542,627
Series 2021-980M, Class D, 3.65%,
07/15/31 .................... 5,810 5,082,567
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57 270 264,424
Series 2015-C4, Class D, 3.71%, 11/15/48
(a)
1,270 1,124,289
Series 2016-C5, Class B, 4.46%, 11/15/48
(a)
510 494,408
Series 2016-C5, Class C, 4.80%, 11/15/48
(a)
1,410 1,342,212
Series 2018-CX12, Class A4, 4.22%,
08/15/51
(a)
................... 90 88,897
Series 2018-CX12, Class C, 4.90%,
08/15/51
(a)
................... 268 244,564
Series 2019-C15, Class A4, 4.05%,
03/15/52 .................... 870 851,741
Series 2019-C16, Class C, 4.24%,
06/15/52
(a)
................... 649 580,754
Series 2019-C18, Class D, 2.50%,
12/15/52
(b)
................... 2,849 2,043,071
Series 2020-C19, Class A3, 2.56%,
03/15/53 .................... 1,415 1,238,760
CSMC Trust
(b)
Series 2017-CALI, Class C, 3.90%,
11/10/32
(a)
................... 370 351,145
Series 2017-PFHP, Class A, (LIBOR USD 1
Month + 0.95%), 2.27%, 12/15/30
(a)
.. 530 525,367
Series 2017-TIME, Class A, 3.65%, 11/13/39 230 204,956
DBGS Mortgage Trust, Series 2018-5BP, Class
B, (LIBOR USD 1 Month + 0.98%), 2.30%,
06/15/33
(a)(b)
.................... 610 583,941
DBJPM Mortgage Trust, Series 2016-C1, Class
A4, 3.28%, 05/10/49 .............. 240 231,775
DBUBS Mortgage Trust
(b)
Series 2017-BRBK, Class A, 3.45%,
10/10/34 .................... 1,080 1,049,122
Series 2017-BRBK, Class D, 3.65%,
10/10/34
(a)
................... 360 338,840
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class B, (LIBOR USD 1
Month + 1.38%), 2.71%, 07/15/38 ... 5,556 5,388,370
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 3.58%, 07/15/38 ... 2,244 2,165,292
GCT Commercial Mortgage Trust
(a)(b)
Series 2021-GCT, Class A, (LIBOR USD 1
Month + 0.80%), 2.12%, 02/15/38 ... 410 396,893
Series 2021-GCT, Class C, (LIBOR USD 1
Month + 1.70%), 3.02%, 02/15/38 ... 2,060 1,974,101
GS Mortgage Securities Corp. II
(b)
Series 2005-ROCK, Class A, 5.37%,
05/03/32 .................... 800 807,764
Series 2012-TMSQ, Class D, 3.57%,
12/10/30
(a)
................... 250 249,724
GS Mortgage Securities Corp. Trust
(b)
Series 2017-GPTX, Class A, 2.86%,
05/10/34 .................... 570 569,068
Series 2020-TWN3, Class B, (LIBOR USD 1
Month + 2.50%), 3.82%, 11/15/37
(a)
.. 1,800 1,762,489
Series 2020-TWN3, Class D, (LIBOR USD 1
Month + 3.70%), 5.02%, 11/15/37
(a)
.. 300 293,448
GS Mortgage Securities Trust
Series 2012-GCJ9, Class C, 4.45%,
11/10/45
(a)(b)
.................. 380 375,570

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-GC20, Class B, 4.53%,
04/10/47
(a)
................... USD 400 $ 384,080
Series 2015-GC32, Class C, 4.57%,
07/10/48
(a)
................... 170 160,513
Series 2015-GS1, Class A3, 3.73%,
11/10/48 .................... 150 147,538
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
................... 86 67,983
Series 2019-GSA1, Class C, 3.93%,
11/10/52
(a)(e)
.................. 110 96,536
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
..................... 1,890 1,886,820
IMT Trust
(b)
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 .................... 440 429,292
Series 2017-APTS, Class DFX, 3.61%,
06/15/34
(a)
................... 730 690,958
JPMBB Commercial Mortgage Securities
Trust
(a)
Series 2014-C22, Class B, 4.70%, 09/15/47 2,772 2,657,691
Series 2015-C33, Class D1, 4.26%,
12/15/48
(b)
................... 553 485,067
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP6, Class A5, 3.49%, 07/15/50 270 260,562
Series 2017-JP7, Class B, 4.05%, 09/15/50 90 84,968
Series 2019-COR5, Class A3, 3.12%,
06/13/52 .................... 390 359,667
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class A4, 4.21%, 06/15/51 200 197,672
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2015-JP1, Class C, 4.88%,
01/15/49
(a)
................... 730 700,323
Series 2015-JP1, Class D, 4.38%,
01/15/49
(a)
................... 607 534,399
Series 2016-NINE, Class A, 2.95%,
09/06/38
(a)(b)
.................. 193 178,478
Series 2018-AON, Class A, 4.13%,
07/05/31
(b)
................... 413 406,357
Series 2018-PHH, Class A, (LIBOR USD 1
Month + 1.06%), 2.71%, 06/15/35
(a)(b)
. 1,832 1,783,258
Series 2018-WPT, Class DFX, 5.35%,
07/05/33
(b)
................... 458 450,680
Series 2020-609M, Class D, (LIBOR USD 1
Month + 2.77%), 4.10%, 10/15/33
(a)(b)
. 1,300 1,228,022
Series 2021-MHC, Class D, (LIBOR USD 1
Month + 1.70%), 3.02%, 04/15/38
(a)(b)
. 1,550 1,464,345
Series 2022-OPO, Class D, 3.56%,
01/05/39
(a)(b)
.................. 790 662,062
MAD Mortgage Trust, Series 2017-330M, Class
D, 4.11%, 08/15/34
(a)(b)
............. 300 279,410
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C14, Class C, 5.21%,
02/15/47
(a)(e)
.................. 1,160 1,220,749
Series 2015-C23, Class A4, 3.72%,
07/15/50 .................... 248 244,563
Series 2015-C23, Class D, 4.28%,
07/15/50
(a)(b)
.................. 116 105,006
Series 2015-C25, Class B, 4.68%,
10/15/48
(a)
................... 620 604,214
Series 2015-C25, Class C, 4.68%,
10/15/48
(a)
................... 320 302,818
Series 2017-C33, Class C, 4.56%,
05/15/50
(a)
................... 163 148,773
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2014-150E, Class D, 4.44%,
09/09/32
(a)(b)
.................. USD 642 $ 593,937
Series 2017-H1, Class B, 4.08%, 06/15/50 3,302 3,062,476
Series 2017-H1, Class C, 4.28%, 06/15/50
(a)
(e)
......................... 121 123,168
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
(e)
......................... 2,190 1,735,575
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
................... 1,360 1,048,864
Series 2018-H3, Class A5, 4.18%, 07/15/51 37 36,552
Series 2018-H3, Class C, 5.03%, 07/15/51
(a)
(e)
......................... 220 204,050
Series 2018-H3, Class D, 3.00%, 07/15/51
(b)
291 224,955
Series 2018-H4, Class C, 5.24%, 12/15/51
(a)
150 136,479
Series 2018-L1, Class A3, 4.14%, 10/15/51 120 117,761
Series 2018-MP, Class A, 4.42%, 07/11/40
(a)
(b)
......................... 3,761 3,618,549
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 2.22%, 07/15/35
(a)(b)
. 300 290,576
Series 2019-L2, Class A4, 4.07%, 03/15/52 347 338,865
Series 2020-L4, Class D, 2.50%, 02/15/53
(b)
29 20,664
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class A, (TSFR1M + 1.40%), 2.68%,
03/15/39
(a)(b)
.................... 1,178 1,156,855
Natixis Commercial Mortgage Securities Trust
(b)
Series 2018-FL1, Class A, (LIBOR USD 1
Month + 0.95%), 2.27%, 06/15/35
(a)
.. 100 96,661
Series 2018-SOX, Class A, 4.40%, 06/17/38 886 851,981
Series 2019-LVL, Class D, 4.44%, 08/15/38 310 258,556
One Market Plaza Trust, Series 2017-1MKT,
Class D, 4.15%, 02/10/32
(b)
.......... 920 866,108
Park Avenue Mortgage Trust, Series 2017-
280P, Class D, (LIBOR USD 1 Month +
1.54%), 2.73%, 09/15/34
(a)(b)
......... 640 609,349
RIAL Issuer Ltd., Series 2022-FL8, Class A,
(TSFR1M + 2.25%), 3.76%, 01/19/37
(a)(b)
. 3,142 3,119,519
Scorpio European Loan Conduit No. 34 DAC,
Series 34A, Class C, (SONIO/N + 2.22%),
3.16%, 05/17/29
(a)(b)
............... GBP 253 305,773
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class D, 3.59%,
09/15/39
(a)(b)
.................... USD 460 376,118
SLG Office Trust, Series 2021-OVA, Class A,
2.59%, 07/15/41
(b)
................ 8,060 6,836,684
SMRT, Series 2022-MINI, Class D, (TSFR1M +
1.95%), 3.23%, 01/15/39
(a)(b)
......... 4,049 3,785,614
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A, (TSFR1M +
2.19%), 3.46%, 05/15/37
(a)(b)
......... 1,330 1,293,618
Taurus UK DAC, Series 2021-UK4A, Class D,
(SONIO/N + 2.10%), 3.04%, 08/17/31
(a)(b)
. GBP 745 850,199
TPGI Trust, Series 2021-DGWD, Class D,
(LIBOR USD 1 Month + 1.50%), 2.82%,
06/15/26
(a)(b)
.................... USD 3,400 3,186,555
UBS Commercial Mortgage Trust, Series 2018-
C12, Class B, 4.79%, 08/15/51
(a)
...... 1,160 1,117,422
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class D, 5.19%, 08/10/49
(a)
(b)
........................... 130 129,455
VMC Finance LLC, Series 2021-FL4, Class
A, (LIBOR USD 1 Month + 1.10%), 2.71%,
06/16/36
(a)(b)
.................... 4,218 4,112,574
VNDO Trust, Series 2016-350P, Class D,
4.03%, 01/10/35
(a)(b)
............... 710 631,590

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (LIBOR USD
1 Month + 1.42%), 2.94%, 01/15/59
(a)
. USD 654 $ 651,693
Series 2016-C34, Class A3FL, (LIBOR USD
1 Month + 1.04%), 2.56%, 06/15/49
(a)(b)
390 392,249
Series 2017-C39, Class D, 4.48%,
09/15/50
(a)(b)
.................. 120 100,604
Series 2017-C42, Class B, 4.00%,
12/15/50
(a)
................... 1,500 1,391,285
Series 2017-HSDB, Class A, (LIBOR USD 1
Month + 0.85%), 2.10%, 12/13/31
(a)(b)
. 397 390,310
Series 2018-1745, Class A, 3.87%,
06/15/36
(a)(b)
.................. 210 196,904
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
................... 83 61,848
Series 2018-C45, Class C, 4.73%, 06/15/51 309 282,699
Series 2018-C46, Class B, 4.63%, 08/15/51 429 401,847
Series 2018-C48, Class B, 4.90%,
01/15/52
(a)
................... 766 749,788
Series 2019-C49, Class B, 4.55%, 03/15/52 1,688 1,606,226
Series 2019-C49, Class C, 4.87%,
03/15/52
(a)
................... 1,270 1,166,435
Series 2019-C50, Class B, 4.19%, 05/15/52 2,639 2,471,203
Series 2019-C50, Class C, 4.35%, 05/15/52 416 361,103
Series 2019-C52, Class C, 3.56%,
08/15/52
(e)
................... 94 82,250
Series 2020-SDAL, Class D, (LIBOR USD 1
Month + 2.09%), 3.41%, 02/15/37
(a)(b)
. 720 677,898
Series 2021-FCMT, Class D, (LIBOR USD 1
Month + 3.50%), 4.82%, 05/15/31
(a)(b)
. 1,890 1,783,478
185,488,966
Interest Only Commercial Mortgage-Backed Securities — 0.4%
(a)
BANK
Series 2019-BN20, Class XB, 0.46%,
09/15/62 .................... 8,371 191,363
Series 2021-BN33, Class XA, 1.17%,
05/15/64 .................... 12,284 797,545
Series 2021-BN33, Class XB, 0.59%,
05/15/64 .................... 81,230 3,078,617
Bank of America Merrill Lynch Commercial
Mortgage Trust
Series 2017-BNK3, Class XB, 0.74%,
02/15/50 .................... 4,185 103,902
Series 2017-BNK3, Class XD, 1.39%,
02/15/50
(b)
................... 2,000 99,800
BBCMS Trust, Series 2015-SRCH, Class XA,
1.09%, 08/10/35
(b)
................ 6,908 245,994
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.73%, 11/05/36
(b)
................ 65,905 874,362
Benchmark Mortgage Trust
Series 2019-B9, Class XA, 1.20%, 03/15/52 3,037 160,197
Series 2020-B17, Class XB, 0.65%,
03/15/53 .................... 1,560 49,405
Series 2021-B23, Class XA, 1.38%,
02/15/54 .................... 5,782 427,772
Series 2021-B24, Class XA, 1.27%,
03/15/54 .................... 19,407 1,305,061
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.86%, 05/10/58 ... 2,030 49,958
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.91%, 11/10/42
(b)
.. 10,100 565,614
Commercial Mortgage Trust
Series 2013-CR6, Class XA, 1.13%,
03/10/46 .................... 14,036 17,512
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2015-3BP, Class XA, 0.17%,
02/10/35
(b)
................... USD 40,878 $ 96,472
Series 2018-COR3, Class XD, 1.75%,
05/10/51
(b)
................... 770 61,815
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.21%,
11/15/50 .................... 3,170 37,558
Series 2019-C16, Class XA, 1.72%,
06/15/52 .................... 6,726 552,520
Series 2019-C17, Class XA, 1.50%,
09/15/52 .................... 2,060 140,975
Series 2019-C17, Class XB, 0.70%,
09/15/52 .................... 4,040 137,400
DBGS Mortgage Trust, Series 2019-1735,
Class X, 0.43%, 04/10/37
(b)
.......... 5,975 110,717
DBJPM Mortgage Trust, Series 2017-C6, Class
XD, 1.00%, 06/10/50
(b)
............. 3,040 118,986
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.95%,
11/10/52 .................... 5,339 249,533
Series 2020-GSA2, Class XA, 1.84%,
12/12/53
(b)
................... 4,091 417,222
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.96%,
09/15/47 ...................... 881 11,837
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 1,800 47,613
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2013-LC11, Class XB, 0.65%,
04/15/46 .................... 4,040 16,850
Series 2016-JP3, Class XC, 0.75%,
08/15/49
(b)
................... 4,330 111,323
Ladder Capital Commercial Mortgage Trust,
Series 2013-GCP, Class XA, 1.33%,
02/15/36
(b)
..................... 2,856 145,994
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.32%,
06/15/50
(b)
................... 3,030 263,182
Series 2019-H6, Class XB, 0.87%, 06/15/52 5,210 221,790
Series 2019-L2, Class XA, 1.18%, 03/15/52 2,033 108,030
Olympic Tower Mortgage Trust, Series 2017-
OT, Class XA, 0.51%, 05/10/39
(b)
...... 10,700 183,612
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 .................... 17,050 511
Series 2017-1MKT, Class XNCP, 0.22%,
02/10/32
(e)
................... 3,410 9,037
Park Avenue Trust, Series 2017-245P, Class
XA, 0.27%, 06/05/37
(b)
............. 11,000 89,603
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.62%,
10/15/52 .................... 6,708 520,146
Series 2019-C18, Class XA, 1.16%,
12/15/52 .................... 7,184 371,254
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.39%,
08/15/49
(b)
................... 1,180 49,702
Series 2019-C50, Class XA, 1.60%,
05/15/52 .................... 12,535 880,494
12,921,278
Total Non-Agency Mortgage-Backed Securities — 7.3%
(Cost: $282,141,384) ............................. 256,193,699

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Beneficial Interest
(000) Value
Other Interests
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(e)(h)( i ) (j)
..... USD 16,030 $ —
Total Other Interests — 0.0%
(Cost: $0) .................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.4%
(a)(f)
Banks — 0.1%
Bank of America Corp., Series FF, (LIBOR USD
3 Month + 2.93%), 5.88% ........... 2,700 2,370,685
Citigroup, Inc., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.42%),
3.88% ........................ 1,308 1,085,640
3,456,325
Capital Markets — 0.3%
Bank of New York Mellon Corp. (The)
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.35%),
3.70% ...................... 3,100 2,743,089
Series F, (LIBOR USD 3 Month + 3.13%),
4.63% ...................... 1,874 1,630,380
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ..... 3,200 2,463,200
State Street Corp.
Series F, (LIBOR USD 3 Month + 3.60%),
5.43% ...................... 370 360,616
Series H, (LIBOR USD 3 Month + 2.54%),
5.63% ...................... 3,780 3,402,054
10,599,339
Total Preferred Securities — 0.4%
(Cost: $16,635,327) .............................. 14,055,664
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Federal National Mortgage Association,
6.63%, 11/15/30 ................. 1,500 1,853,626
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Series 1591, Class PK, 6.35%, 10/15/23 . 44 44,576
Series 2996, Class MK, 5.50%, 06/15/35 . 3 3,445
Federal National Mortgage Association, Series
2005-29, Class WB, 4.75%, 04/25/35 ... 29 28,952
76,973
Commercial Mortgage-Backed Securities — 0.1%
(a)
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-K80, Class B,
4.38%, 08/25/50
(b)
................ 235 227,437
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2006-M2, Class
A2A, 5.27%, 10/25/32 ............. 2,129 2,158,537
2,385,974
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.4%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates,
Series KL06, Class XFX, 1.36%, 12/25/29 USD 1,480 $ 109,315
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(a)
Series K104, Class X1, 1.25%, 01/25/30 . 14,069 948,984
Series K105, Class X1, 1.64%, 01/25/30 . 15,222 1,394,938
Series K110, Class X1, 1.81%, 04/25/30 . 6,680 683,665
Series K111, Class X1, 1.68%, 05/25/30 . 4,352 429,787
Series K113, Class X1, 1.49%, 06/25/30 . 16,597 1,441,640
Series K115, Class X1, 1.43%, 06/25/30 . 35,645 3,016,728
Series K120, Class X1, 1.13%, 10/25/30 . 41,194 2,737,915
Series K121, Class X1, 1.12%, 10/25/30 . 3,074 201,260
Series K122, Class X1, 0.97%, 11/25/30 . 23,567 1,371,856
Series KL05, Class X1P, 1.02%, 06/25/29 13,486 741,091
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2013-30, 0.59%, 09/16/53 ...... 1,039 15,390
Series 2013-78, 0.31%, 10/16/54 ...... 1,186 17,484
Series 2015-22, 0.54%, 03/16/55 ...... 1,059 21,585
Series 2015-37, 0.67%, 10/16/56 ...... 184 5,588
Series 2015-48, 0.70%, 02/16/50 ...... 277 7,190
Series 2016-96, 0.76%, 12/16/57 ...... 903 35,285
13,179,701
Mortgage-Backed Securities — 34.6%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/29 - 04/01/31 .......... 3,611 3,542,766
3.00%, 09/01/27 - 12/01/46 .......... 4,317 4,230,829
3.50%, 04/01/42 - 01/01/48 .......... 4,533 4,469,981
4.00%, 08/01/40 - 12/01/45 .......... 1,772 1,790,134
4.50%, 02/01/39 - 04/01/49 .......... 14,021 14,364,002
5.00%, 07/01/35 - 11/01/48 .......... 2,147 2,256,081
5.50%, 05/01/36 - 06/01/41 .......... 1,332 1,429,203
6.00%, 11/01/29 - 12/01/32 .......... 3 3,082
8.00%, 11/01/22 ................. —
(k)
7
Federal National Mortgage Association
4.00%, 01/01/41 ................. 83 84,423
7.00%, 06/01/32 ................. 7 7,799
Government National Mortgage Association
2.00%, 08/20/50 - 02/20/51 .......... 38,422 34,303,977
2.00%, 07/15/52
(l)
................ 19,005 16,874,450
2.50%, 04/20/51 - 12/20/51 .......... 27,292 25,065,966
2.50%, 07/15/52
(l)
................ 32,861 30,067,815
3.00%, 12/20/44 - 12/20/51 .......... 25,838 24,433,756
3.00%, 07/15/52
(l)
................ 35,358 33,327,762
3.50%, 01/15/42 - 04/20/48 .......... 9,483 9,399,819
3.50%, 07/15/52 - 08/15/52
(l)
......... 30,760 29,854,019
4.00%, 04/20/39 - 05/20/50 .......... 9,709 9,757,137
4.00%, 07/15/52
(l)
................ 5,307 5,283,678
4.50%, 12/20/39 - 04/20/50 .......... 7,151 7,368,303
5.00%, 12/15/38 - 07/20/41 .......... 2,372 2,519,213
5.50%, 03/15/32 - 11/15/33 .......... 2 2,611
6.00%, 12/15/36 ................. 41 43,450
7.50%, 11/15/29 ................. —
(k)
297
Uniform Mortgage-Backed Securities
1.50%, 07/25/37 - 07/25/52
(l)
......... 30,033 26,156,452
1.50%, 11/01/41 - 12/01/41 .......... 36,223 31,034,857
2.00%, 10/01/31 - 03/01/52 .......... 209,165 182,909,409
2.00%, 07/25/37 - 08/25/52
(l)
......... 119,320 106,169,209
2.50%, 09/01/27 - 02/01/52 .......... 184 , 233 1 68 , 447 , 67 4
2.50%, 07/25/37 - 08/25/52
(l)
......... 30,228 27,305,770
3.00%, 04/01/28 - 05/01/52 .......... 91,218 86,800,885
3.00%, 07/25/37 - 08/25/52
(l)
......... 67,323 62,691,810
3.50%, 08/01/27 - 01/01/51 .......... 67,320 65,931,345

BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.50%, 07/25/37 - 08/25/52
(l)
......... USD 15,076 $ 14,498,410
4.00%, 08/01/33 - 10/01/51 .......... 61,413 61,648,979
4.00%, 07/25/52 - 08/25/52
(l)
......... 52,369 51,637,680
4.50%, 02/01/25 - 12/01/49 .......... 37,011 37,988,911
4.50%, 07/25/52 - 08/25/52
(l)
......... 14,967 15,000,733
5.00%, 11/01/32 - 05/01/49 .......... 4,145 4,313,785
5.00%, 07/25/52
(l)
................ 7,543 7,698,574
5.50%, 12/01/31 - 04/01/41 .......... 3,138 3,353,661
6.00%, 07/01/29 - 06/01/41 .......... 4,527 4,940,696
6.50%, 05/01/40 ................. 920 997,568
1,220,006,968
Total U.S. Government Sponsored Agency Securities — 35.1%
(Cost: $1,282,734,738) ........................... 1,237,503,242
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 - 11/15/40 .......... 4,474 5,077,506
4.50%, 08/15/39 ................. 1,764 2,073,940
4.38%, 11/15/39 ................. 1,764 2,037,833
4.63%, 02/15/40 ................. 2,710 3,224,900
1.13%, 05/15/40 - 08/15/40 .......... 27,332 18,954,101
3.88%, 08/15/40 ................. 2,710 2,921,825
1.38%, 11/15/40 ................. 13,666 9,842,189
3.13%, 02/15/43 ................. 6,784 6,445,595
2.88%, 05/15/43 - 11/15/46 .......... 13,320 12,145,154
3.63%, 08/15/43 ................. 6,784 6,962,610
3.75%, 11/15/43 ................. 6,784 7,096,435
2.50%, 02/15/45
(m)(n)
............... 36,899 31,294,964
2.75%, 11/15/47
(m)
................ 35,670 31,955,304
3.00%, 02/15/48
(m)
................ 42,206 39,765,966
2.25%, 08/15/49 - 02/15/52 .......... 8,910 7,311,040
U.S. Treasury Inflation Linked Notes ,
0.13%, 04/15/27
(a)
................ 76,882 75,695,992
U.S. Treasury Notes
0.13%, 05/31/23 ................. 8,561 8,348,982
2.75%, 05/31/23 ................. 13,062 13,044,652
1.75%, 07/31/24 - 12/31/24 .......... 110,814 107,540,227
2.13%, 07/31/24 - 05/15/25 .......... 27,422 26,841,707
1.50%, 10/31/24 - 02/15/30 .......... 115,480 110,313,426
2.00%, 02/15/25 - 11/15/26 .......... 39,697 38,251,802
0.38%, 04/30/25 - 12/31/25 .......... 102,555 94,858,797
0.75%, 05/31/26 ................. 10,210 9,341,751
2.38%, 05/15/27 - 05/15/29 .......... 20,263 19,495,982
0.50%, 05/31/27 ................. 30,356 26,808,143
2.25%, 08/15/27
(n)
................ 45,063 43,283,363
1.25%, 03/31/28 - 05/31/28 .......... 11,723 10,572,721
2.88%, 08/15/28 - 05/15/32 .......... 4,894 4,834,876
3.13%, 11/15/28 ................. 5,507 5,518,401
2.63%, 02/15/29 ................. 8,146 7,931,213
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.63%, 08/15/29 - 05/15/31 .......... USD 8,327 $ 7,562,587
Total U.S. Treasury Obligations — 22.6%
(Cost: $883,560,451) ............................. 797,353,984
Total Long-Term Investments — 110.4%
(Cost: $4,241,009,733) ........................... 3,887,985,977
Shares
Shares
Short-Term Securities
Money Market Funds — 3.7%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33%
(o)(p)
................. 129,385,884 129,385,884
Total Short-Term Securities — 3.7%
(Cost: $129,385,884) ............................. 129,385,884
Total Options Purchased — 0.0%
(Cost: $782,307) ................................ 621,125
Total Investments Before Options Written and TBA Sale
Commitments — 114.1%
(Cost: $4,371,177,924 ) ........................... 4,017,992,986
Total Options Written — (0.0)%
(Premium Received — $(1,596,870)) .................. (1,570,715)
Par (000)
Pa r (000)
TBA Sale Commitments
(l)
Mortgage-Backed Securities — (8.0)%
Government National Mortgage Association
2.50% ,  07/15/52 ................. (1,304) (1,193,251)
3.00% ,  07/15/52 ................. (17,961) (16,929,834)
3.50% ,  07/15/52 ................. (8,353) (8,115,462)
Uniform Mortgage-Backed Securities
1.50% ,  07/25/37 - 07/25/52 .......... (1,230) (1,109,934)
2.00% ,  07/25/37 - 07/25/52 .......... (48,330) (42,031,947)
2.50% ,  07/25/37 - 07/25/52
(m)
......... (15,086) (13,570,612)
3.00% ,  07/25/37 - 07/25/52 .......... (35,802) (33,372,467)
3.50% ,  07/25/37 - 08/25/52 .......... (14,746) (14,399,881)
4.00% ,  07/25/52 - 08/25/52 .......... (119,082) (117,294,087)
4.50% ,  07/25/52 - 08/25/52 .......... (24,765) (24,806,831)
5.00% ,  07/25/52 ................. (7,647) (7,804,719)
Total TBA Sale Commitments — (8.0)%
(Proceeds: $(279,435,020)) ........................ (280,629,025)
Total Investments Net of Options Written and TBA Sale
Commitments — 106.1%
(Cost: $4,090,146,034 ) ........................... 3,735,793,246
Liabilities in Excess of Other Assets — (6.1)% ............ (214,203,411)
Net Assets — 100.0% .............................. $ 3,521,589,835
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Perpetual security with no stated maturity date.
(g)
Zero-coupon bond.

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Non-income producing security.
(j)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)
Rounds to less than 1,000.
(l)
Represents or includes a TBA transaction.
(m)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(n)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(o)
Annualized 7-day yield as of period end.
(p)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 213,787,818 $ — $ (84,401,934) $ — $ — $ 129,385,884 129,385,884 $ 219,133 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 217 09/08/22 $ 33,833 $ 1,116,169
U.S. Treasury Long Bond .................................................... 689 09/21/22 95,147 (1,057,182)
U.S. Treasury Ultra Bond .................................................... 374 09/21/22 57,280 1,464,620
U.S. Treasury 2 Year Note .................................................... 915 09/30/22 191,986 (956,343)
U.S. Treasury 5 Year Note .................................................... 465 09/30/22 52,131 478,906
1,046,170
Short Contracts
Euro-BTP ............................................................... 608 09/08/22 78,446 (3,040,457)
Euro- Buxl ............................................................... 24 09/08/22 4,114 (118,401)
Japan 10 Year Bond ........................................................ 12 09/12/22 13,144 36,459
U.S. Treasury 10 Year Note ................................................... 251 09/21/22 29,700 (161,606)
U.S. Treasury 10 Year Ultra Note ............................................... 383 09/21/22 48,641 (375,595)
3 Month SOFR ........................................................... 1,476 09/19/23 357,026 (242,994)
(3,902,594)
$ (2,856,424)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 1,830,000 USD 1,257,929 Deutsche Bank AG 07/20/22 $ 5,343
CHF 1,015,193 USD 1,060,000 Standard Chartered Bank 07/20/22 4,398
USD 1,550,000 ZAR 24,960,482 BNP Paribas SA 07/20/22 18,142
MXN 15,884,000 USD 760,104 Morgan Stanley & Co. International plc 08/24/22 22,280
USD 1,224,771 COP 4,680,149,000 JPMorgan Chase Bank NA 08/24/22 107,452
USD 1,001,925 MXN 20,321,545 BNP Paribas SA 08/24/22 964
USD 1,464,177 MXN 29,602,000 JPMorgan Chase Bank NA 08/24/22 6,097
EUR 16,600,000 GBP 14,178,890 Deutsche Bank AG 09/21/22 209,289
USD 411,434 AUD 593,000 Deutsche Bank AG 09/21/22 1,841
USD 1,039,205 CAD 1,329,000 JPMorgan Chase Bank NA 09/21/22 6,583
USD 19,231,144 EUR 18,159,000 BNP Paribas SA 09/21/22 92,059
USD 17,669,538 EUR 16,600,000 JPMorgan Chase Bank NA 09/21/22 173,596
USD 213,472 GBP 172,000 HSBC Bank plc 09/21/22 3,773
651,817
BRL 3,900,616 USD 760,000 JPMorgan Chase Bank NA 07/20/22 (18,168)
JPY 181,850,805 USD 1,350,000 Bank of New York Mellon 07/20/22 (8,515)
TRY 13,787,946 USD 820,000 Citibank NA 07/20/22 (536)
USD 760,000 BRL 3,997,395 Goldman Sachs International 07/20/22 (239)
USD 786,029 EUR 750,000 Barclays Bank plc 07/20/22 (715)
USD 2,099,803 EUR 2,010,000 HSBC Bank plc 07/20/22 (8,670)
USD 1,350,000 JPY 183,603,645 Standard Chartered Bank 07/20/22 (4,415)
USD 1,050,000 MXN 21,210,848 HSBC Bank plc 07/20/22 (1,849)
USD 820,000 TRY 14,952,700 JPMorgan Chase Bank NA 07/20/22 (68,689)
MXN 29,602,000 USD 1,491,555 Citibank NA 08/24/22 (33,475)
IDR 6,272,008,556 USD 423,727 JPMorgan Chase Bank NA 09/21/22 (5,522)
(150,793)
$ 501,024

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ........................... JPMorgan Chase Bank NA 08/05/22 JPY 127.00 USD 35,135 $ 89,167
USD Currency ........................... Citibank NA 08/22/22 JPY 130.00 USD 32,784 232,074
USD Currency ........................... JPMorgan Chase Bank NA 09/08/22 JPY 126.50 USD 29,437 155,016
USD Currency ........................... Morgan Stanley & Co. International plc 09/12/22 JPY 126.50 USD 25,773 144,868
$ —
$ 621,125
$ —
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.91% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 06/06/25 2.91 % USD 1,644 $ (89,915)
10-Year Interest Rate Swap
(a)
2.86% Semi-Annual 1 day SOFR Annual Barclays Bank plc 06/09/25 2.86 USD 1,355 (71,216)
10-Year Interest Rate Swap
(a)
2.90% Semi-Annual 1 day SOFR Annual Bank of America NA 06/12/25 2.90 USD 1,374 (74,415)
10-Year Interest Rate Swap
(a)
3.09% Semi-Annual 1 day SOFR Annual Bank of America NA 06/16/25 3.09 USD 4,582 (288,038)
10-Year Interest Rate Swap
(a)
3.15% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/16/25 3.15 USD 2,204 (145,498)
10-Year Interest Rate Swap
(a)
3.16% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/16/25 3.16 USD 2,152 (143,123)
10-Year Interest Rate Swap
(a)
2.93% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 06/17/25 2.93 USD 1,319 (73,722)
(885,927)
Put
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.91% Semi-Annual
Goldman Sachs
International 06/06/25 2.91 USD 1,644 (83,581)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.86% Semi-Annual Barclays Bank plc 06/09/25 2.86 USD 1,355 (71,409)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.90% Semi-Annual Bank of America NA 06/12/25 2.90 USD 1,374 (70,669)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.09% Semi-Annual Bank of America NA 06/16/25 3.09 USD 4,582 (206,341)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.15% Semi-Annual Deutsche Bank AG 06/16/25 3.15 USD 2,204 (94,791)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.16% Semi-Annual Deutsche Bank AG 06/16/25 3.16 USD 2,152 (91,899)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.93% Semi-Annual
Goldman Sachs
International 06/17/25 2.93 USD 1,319 (66,098)
(684,788)
$ (1,570,715)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.15% Annual 3 month WIBOR Quarterly 04/11/24 PLN 18,685 $ 65,906 $ — $ 65,906
2.91% Semi-Annual 3 month LIBOR Quarterly 08/23/26 USD 844 (2,878) — (2,878)
2.93% Semi-Annual 3 month LIBOR Quarterly 08/24/28 USD 1,870 (4,003) — (4,003)
3.16% Semi-Annual 3 month LIBOR Quarterly 10/03/28 USD 1,035 (10,804) — (10,804)
6 month EURIBOR Semi-Annual 1.52% Annual 02/15/31 EUR 1,777 (79,249) — (79,249)
6 month EURIBOR Semi-Annual 1.52% Annual 02/15/31 EUR 2,376 (105,958) — (105,958)
6 month EURIBOR Semi-Annual 1.54% Annual 02/15/31 EUR 6,065 (262,328) — (262,328)
6 month EURIBOR Semi-Annual 1.55% Annual 02/15/31 EUR 1,777 (74,314) — (74,314)
6 month EURIBOR Semi-Annual 1.55% Annual 02/15/31 EUR 3,042 (128,870) — (128,870)
6 month EURIBOR Semi-Annual 1.56% Annual 02/15/31 EUR 6,065 (251,278) — (251,278)
6 month EURIBOR Semi-Annual 1.57% Annual 02/15/31 EUR 6,067 (246,754) — (246,754)

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month EURIBOR Semi-Annual 1.59% Annual 02/15/31 EUR 3,031 $ (117,279) $ — $ (117,279)
6 month EURIBOR Semi-Annual 1.64% Annual 02/15/31 EUR 1,178 (40,339) — (40,339)
6 month EURIBOR Semi-Annual 1.65% Annual 02/15/31 EUR 2,380 (80,975) — (80,975)
6 month EURIBOR Semi-Annual 1.65% Annual 02/15/31 EUR 1,178 (40,166) — (40,166)
6 month EURIBOR Semi-Annual 1.69% Annual 02/15/31 EUR 1,214 (37,041) — (37,041)
6 month EURIBOR Semi-Annual 1.82% Annual 02/15/31 EUR 4,738 (92,720) — (92,720)
28 day MXIBTIIE Monthly 7.60% Monthly 01/01/32 MXN 67,819 (281,184) — (281,184)
28 day MXIBTIIE Monthly 7.57% Monthly 01/12/32 MXN 25,095 (106,601) — (106,601)
28 day MXIBTIIE Monthly 7.53% Monthly 01/23/32 MXN 44,811 (195,757) — (195,757)
28 day MXIBTIIE Monthly 8.29% Monthly 03/17/32 MXN 40,118 (77,381) — (77,381)
0.30% Annual 1 day TONAR Annual 04/07/32 JPY 1,009,796 118,128 — 118,128
0.30% Annual 1 day TONAR Annual 04/07/32 JPY 1,005,912 116,468 — 116,468
0.30% Annual 1 day TONAR Annual 04/07/32 JPY 1,001,491 119,522 — 119,522
0.31% Annual 1 day TONAR Annual 04/07/32 JPY 878,018 99,810 — 99,810
0.31% Annual 1 day TONAR Annual 04/07/32 JPY 990,105 112,408 — 112,408
28 day MXIBTIIE Monthly 8.96% Monthly 04/21/32 MXN 28,877 5,996 — 5,996
0.39% Annual 1 day TONAR Annual 05/02/32 JPY 593,572 32,835 — 32,835
0.40% Annual 1 day TONAR Annual 05/02/32 JPY 593,572 31,756 — 31,756
0.42% Annual 1 day TONAR Annual 06/14/32 JPY 1,284,738 53,036 — 53,036
0.42% Annual 1 day TONAR Annual 06/14/32 JPY 1,139,296 50,339 — 50,339
0.86% Annual 1 day TONAR Annual 05/09/52 JPY 387,200 123,493 — 123,493
0.86% Annual 1 day TONAR Annual 05/09/52 JPY 391,111 129,350 — 129,350
1.95% Annual 1 day SOFR Annual 05/12/52 USD 34,350 150,642 — 150,642
1.97% Annual 1 day SOFR Annual 05/12/52 USD 34,350 130,370 — 130,370
2.09% Annual 1 day SOFR Annual 05/12/52 USD 34,355 (94,402) — (94,402)
1.94% Annual 1 day SOFR Annual 05/23/52 USD 34,149 169,352 — 169,352
1.96% Annual 1 day SOFR Annual 05/23/52 USD 34,149 134,332 — 134,332
0.81% Annual 1 day TONAR Annual 05/30/52 JPY 211,795 89,059 — 89,059
0.82% Annual 1 day TONAR Annual 05/30/52 JPY 211,795 86,148 — 86,148
0.83% Annual 1 day TONAR Annual 05/30/52 JPY 211,795 81,573 — 81,573
0.87% Annual 1 day TONAR Annual 05/30/52 JPY 211,795 66,187 — 66,187
1 day SOFR Annual 2.08% Annual 05/30/52 USD 32,870 66,998 — 66,998
1.31% Annual 6 month EURIBOR Semi-Annual 06/10/52 EUR 5,967 (28,396) — (28,396)
1.44% Annual 6 month EURIBOR Semi-Annual 06/10/52 EUR 2,635 (34,604) (199) (34,405)
1.45% Annual 6 month EURIBOR Semi-Annual 06/10/52 EUR 2,698 (37,142) (979) (36,163)
1.46% Annual 6 month EURIBOR Semi-Annual 06/10/52 EUR 2,801 (40,337) 281 (40,618)
1.48% Annual 6 month EURIBOR Semi-Annual 06/10/52 EUR 2,668 (41,807) (318) (41,489)
1.49% Annual 6 month EURIBOR Semi-Annual 06/10/52 EUR 2,638 (43,010) (270) (42,740)
$ (521,869) $ (1,485) $ (520,384)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Abbott Laboratories ........ 1.00 % Quarterly JPMorgan Chase Bank NA 06/20/27 USD 1,439 $ (37,424) $ (33,384) $ (4,040)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 1,644 136,540 87,106 49,434
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 830 68,944 34,856 34,088
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 830 68,945 35,635 33,310
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 830 68,944 35,349 33,595
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 830 68,944 35,566 33,378
Republic of Indonesia ....... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 1,151 21,922 13,431 8,491
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 4,630 154,792 28,001 126,791
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 1,280 1,163 13,803 (12,640)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 1,030 936 11,255 (10,319)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 720 654 7,764 (7,110)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 860 781 9,274 (8,493)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,570 1,426 18,250 (16,824)

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
i
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ......... 3.00 % Monthly Citigroup Global Markets, Inc. 09/17/58 USD 440 $ 75,242 $ 14,070 $ 61,172
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 288 49,249 15,055 34,194
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 822 (81) (106) 25
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 1,920 (189) (1,273) 1,084
CMBX.NA.6.BBB- ......... 3.00 Monthly J.P. Morgan Securities LLC 05/11/63 USD 270 55,470 23,624 31,846
CMBX.NA.6.BBB- ......... 3.00 Monthly J.P. Morgan Securities LLC 05/11/63 USD 10 2,054 565 1,489
$ – $ – $ –
$ 738,312 $ 348,841 $ 389,471
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.3.AM ....... 0.50 % Monthly
Credit Suisse
International 12/13/49 NR USD 400 $ — $ (1) $ 1
CMBX.NA.3.AM ....... 0.50 Monthly
Goldman Sachs
International 12/13/49 NR USD 1,000 — (2) 2
CMBX.NA.3.AM ....... 0.50 Monthly
JPMorgan Chase Bank
NA 12/13/49 NR USD 5,000 — — —
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 352 (60,194) (34,015) (26,179)
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 531 (90,804) (57,868) (32,936)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 280 (47,881) (29,432) (18,449)
CMBX.NA.9.BBB- ..... 3.00 Monthly
J.P. Morgan Securities
LLC 09/17/58 BBB- USD 170 (29,071) (36,590) 7,519
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 240 (41,041) 239 (41,280)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 207 (35,398) (22,956) (12,442)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 210 (35,911) (52,974) 17,063
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A USD 4,050 (169,721) (158,564) (11,157)
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A USD 2,020 (84,651) (80,442) (4,209)
CMBX.NA.10.BBB- .... 3.00 Monthly
J.P. Morgan Securities
LLC 11/17/59 BBB- USD 35 (6,087) (2,731) (3,356)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 BBB- USD 280 (57,524) (20,266) (37,258)
$ (658,283) $ (495,602) $ (162,681)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA 04/01/23 CLP 6,530,622 $ 551,934 $ — $ 551,934
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA 05/28/23 CLP 6,530,622 (540,316) — (540,316)
1 day
BZDIOVER At Termination 12.03% At Termination BNP Paribas SA 01/02/25 BRL 11,601 (35,077) — (35,077)
$ (23,459) $ — $ (23,459)

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.03
1 day SOFR ......................................... Secured Overnight Financing Rate 1.09
1 day TONAR ........................................ Tokyo Overnight Average Rate (0.01)
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 8.03
3 month LIBOR ....................................... London Interbank Offered Rate 2.29
3 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.05
6 month EURIBOR ..................................... Euro Interbank Offered Rate 0.26
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
COP Colombian Peso
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
JPY Japanese Yen
MXN Mexican Peso
PLN Polish Zloty
RUB New Russian Ruble
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
RB Revenue Bonds
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offered Rate

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 376,569,797 $ 803,385 $ 377,373,182
Corporate Bonds ........................................ — 1,135,896,187 — 1,135,896,187
Foreign Agency Obligations ................................. — 11,569,668 — 11,569,668
Foreign Government Obligations .............................. — 30,535,073 — 30,535,073
Municipal Bonds ......................................... — 27,505,278 — 27,505,278
Non-Agency Mortgage-Backed Securities ........................ — 252,722,334 3,471,365 256,193,699
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 14,055,664 — 14,055,664
U.S. Government Sponsored Agency Securities .................... — 1,237,503,242 — 1,237,503,242
U.S. Treasury Obligations ................................... — 797,353,984 — 797,353,984
Short-Term Securities
Money Market Funds ...................................... 129,385,884 — — 129,385,884
Options Purchased
Foreign currency exchange contracts ........................... — 621,125 — 621,125
Liabilities
Investments
TBA Sale Commitments .................................... — (280,629,025) — (280,629,025)
$ 129,385,884 $ 3,603,703,327 $ 4,274,750 $ 3,737,363,961
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 473,482 $ — $ 473,482
Foreign currency exchange contracts ............................ — 651,817 — 651,817
Interest rate contracts ....................................... 3,096,154 2,585,642 — 5,681,796
Liabilities
Credit contracts ........................................... — (246,692) — (246,692)
Foreign currency exchange contracts ............................ — (150,793) — (150,793)
Interest rate contracts ....................................... (5,952,578) (4,700,200) — (10,652,778)
$ (2,856,424) $ (1,386,744) $ — $ (4,243,168)

BlackRock Core Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2022
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.